                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7822
                                  ---------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   MARCH 31, 2004
                        --------------------------------------------------------
Date of reporting period:  MARCH 31, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

MARCH 31, 2004

American Century Investments
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of covered bridge]

Prime Money Market Fund

[american century logo and text logo]

Our Message to You.......................................................   1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                           JAMES E. STOWERS III
                         WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Prime Money Market
Fund for the year ended March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Prime Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                  ----------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE    INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          0.58%       3.11%       4.15%       4.12%      11/17/93
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX     0.97%       3.16%       4.12%       4.09%(1)      --
--------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN          0.38%       2.82%       3.87%       3.85%(1)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(2)            95 of 398   62 of 291   31 of 168   26 of 162(1)    --
--------------------------------------------------------------------------------
Advisor Class           0.33%       2.85%        --          3.03%      8/28/98
--------------------------------------------------------------------------------
A Class(3)              0.38%        --          --          0.43%      1/31/03
--------------------------------------------------------------------------------
B Class(3)                                                              1/31/03
  No sales charge*      0.22%        --          --          0.29%
  With sales charge*   -3.78%        --          --         -3.16%
--------------------------------------------------------------------------------
C Class(3)              0.09%        --          --          0.26%       5/7/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

(3) If American Century had not voluntarily waived all or a portion of service and distribution fees, class returns would have been lower during these periods.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
A-1+                                         78%                   61%
--------------------------------------------------------------------------------
A-1                                          22%                   39%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
1--30 days                                   51%                   52%
--------------------------------------------------------------------------------
31--90 days                                  26%                   27%
--------------------------------------------------------------------------------
91--180 days                                  9%                    9%
--------------------------------------------------------------------------------
More than 180 days                           14%                   12%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                             INVESTOR CLASS -- 3/31/04
--------------------------------------------------------------------------------
7-Day Current Yield                                    0.54%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  0.54%
--------------------------------------------------------------------------------
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   70 days               63 days
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Prime Money Market -
Portfolio Commentary

BY DENISE TABACCO, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

For the year ended March 31, 2004, Prime Money Market's total return of 0.58%*
ranked in the top quarter of Lipper Inc.'s money market funds category. The fund's recent performance mirrors its longer-term results--Prime Money Market's five- and 10-year returns also ranked in the top quarter of the Lipper category.
(See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates fell during the past year, largely because of a short-term interest rate cut by the Federal Reserve early in the period. Citing a lackluster economy and the possibility of deflation (falling prices), the Fed enacted its 13th rate cut since the beginning of 2001 in June, bringing the federal funds rate target down from 1.25% to 1%--its lowest level since 1958.
Investors anticipated the Fed's action, pushing money market yields lower in the weeks leading up to the rate cut.

The Fed's efforts to stimulate economic growth began to bear fruit soon after its June rate cut. The economy surged ahead at a 6.1% annual rate in the second half of 2003--the economy's fastest growth rate in almost two decades--and continued to gain momentum in the first quarter of 2004.

Nonetheless, money market rates remained relatively steady through the end of the period. This was due in part to the employment situation, which proved disappointing and cast doubts on the sustainability of the economic recovery. In addition, the Fed stated that, despite improving economic conditions, it could remain patient before raising interest rates.

PORTFOLIO STRATEGY

Prime Money Market's seven-day current yield fell from 0.71% to 0.54% during the past year. Most of this decline occurred early in the period following the Fed's rate cut.

The portfolio's average maturity was relatively long, remaining above 65 days throughout much of the one-year period, because we expected stable or declining money market rates. We increased Prime Money Market's holdings of longer-term money market securities--those maturing in six months to a year--during the period.

The fund's commercial paper holdings declined from 50% to 34% of the portfolio during the past year. In place of commercial paper, we added to Prime Money
Market's holdings of taxable municipal variable-rate demand notes, which increased from 13% to 19% of the portfolio, and government agency securities, which rose from 13% to 18% of the portfolio.

*All fund returns referenced in this commentary are for Investor Class shares.

------
3

Prime Money Market -
Schedule of Investments

MARCH 31, 2004

Principal Amount                                                     Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 34.1%
--------------------------------------------------------------------------------
      $ 7,000,000  Amstel Funding Corp., 1.15%,
                   4/30/04 (Acquired 11/3/03,
                   Cost $6,959,974)(2)                          $    6,993,515
--------------------------------------------------------------------------------
       25,000,000  Amsterdam Funding Corp.,
                   1.04%, 4/12/04 (Acquired
                   2/6/04, Cost $24,952,333)(2)                     24,992,055
--------------------------------------------------------------------------------
       15,000,000  B-One Australia Limited,
                   1.09%, 8/27/04                                   14,932,783
--------------------------------------------------------------------------------
       20,000,000  CRC Funding LLC, 1.04%,
                   5/21/04 (Acquired 2/27/04,
                   Cost $19,951,467)(2)                             19,971,111
--------------------------------------------------------------------------------
       40,000,000  CRC Funding LLC, 1.03%,
                   5/27/04 (Acquired 3/22/04,
                   Cost $39,924,467)(2)                             39,935,912
--------------------------------------------------------------------------------
        5,000,000  Crown Point Capital Co.,
                   1.05%, 4/20/04 (Acquired
                   1/20/04, Cost $4,986,729)(2)                      4,997,229
--------------------------------------------------------------------------------
       25,000,000  Crown Point Capital Co.,
                   1.05%, 5/5/04 (Acquired
                   2/5/04, Cost $24,935,104)(2)                     24,975,209
--------------------------------------------------------------------------------
       10,000,000  Crown Point Capital Co.,
                   1.05%, 5/10/04 (Acquired
                   2/6/04, Cost $9,972,583)(2)                       9,988,625
--------------------------------------------------------------------------------
       20,000,000  Crown Point Capital Co.,
                   1.13%, 8/3/04 (Acquired
                   2/3/04, Cost $19,887,000)(2)                     19,922,156
--------------------------------------------------------------------------------
       40,000,000  CXC LLC, 1.03%, 4/30/04
                   (Acquired 3/2/04, Cost
                   $39,932,478)(2)                                  39,966,812
--------------------------------------------------------------------------------
       40,000,000  Dakota Notes of the Citibank,
                   1.03%, 4/7/04 (Acquired
                   2/5/04, Cost $39,929,044)(2)                     39,993,133
--------------------------------------------------------------------------------
        4,000,000  Dakota Notes of the Citibank,
                   1.03%, 5/26/04 (Acquired
                   3/25/04, Cost $3,992,904)(2)                      3,993,706
--------------------------------------------------------------------------------
       15,000,000  Emerald Notes of the MBNA,
                   1.05%, 4/27/04 (Acquired
                   2/4/04, Cost $14,963,688)(2)                     14,988,625
--------------------------------------------------------------------------------
       24,400,000  Emerald Notes of the MBNA,
                   1.05%, 5/25/04 (Acquired
                   3/4/04, Cost $24,341,643)(2)                     24,361,570
--------------------------------------------------------------------------------
       30,000,000  Govco Incorporated, 1.04%,
                   4/12/04 (Acquired 1/20/04,
                   Cost $29,928,067)(2)                             29,990,467
--------------------------------------------------------------------------------
       15,000,000  Govco Incorporated, 1.04%,
                   4/21/04 (Acquired 2/2/04,
                   Cost $14,965,767)(2)                             14,991,333
--------------------------------------------------------------------------------
       15,000,000  Govco Incorporated, 1.05%,
                   5/19/04 (Acquired 2/18/04,
                   Cost $14,960,377)(2)                             14,979,100
--------------------------------------------------------------------------------
       23,000,000  HBOS Treasury Services plc,
                   1.05%, 5/5/04                                    22,977,191
--------------------------------------------------------------------------------
       23,000,000  ING (US) Funding LLC,
                   1.03%, 6/10/04                                   22,953,936
--------------------------------------------------------------------------------
       22,000,000  Legacy Capital Company LLC,
                   1.06%, 4/6/04 (Acquired
                   2/10/04, Cost $21,964,372)(2)                    21,996,761
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $35,000,000  Lexington Parker Capital,
                   1.05%, 5/4/04 (Acquired
                   2/6/04, Cost $34,910,167)(2)                 $   34,966,312
--------------------------------------------------------------------------------
        4,500,000  Lexington Parker Capital,
                   1.19%, 5/28/04 (Acquired
                   12/2/03, Cost $4,473,523)(2)                      4,491,521
--------------------------------------------------------------------------------
       20,000,000  Lexington Parker Capital,
                   1.20%, 6/1/04 (Acquired
                   12/1/03, Cost $19,878,000)(2)                    19,959,334
--------------------------------------------------------------------------------
       20,000,000  Network Rail CP Finance plc,
                   1.15%, 5/28/04 (Acquired
                   12/9/03, Cost $19,892,028)(2)                    19,963,583
--------------------------------------------------------------------------------
       10,000,000  Network Rail CP Finance plc,
                   1.04%, 6/17/04 (Acquired
                   3/5/04, Cost $9,969,956)(2)                       9,977,756
--------------------------------------------------------------------------------
       23,000,000  Network Rail CP Finance plc,
                   1.09%, 7/30/04 (Acquired
                   2/18/04, Cost $22,886,489)(2)                    22,916,433
--------------------------------------------------------------------------------
       10,000,000  Newcastle Certificates,
                   1.04%, 4/16/04 (Acquired
                   2/17/04, Cost $9,982,956)(2)                      9,995,667
--------------------------------------------------------------------------------
       27,900,000  Newcastle Certificates,
                   1.03%, 4/26/04 (Acquired
                   3/16/04, Cost $27,867,272)(2)                    27,880,043
--------------------------------------------------------------------------------
       20,000,000  Newcastle Certificates,
                   1.05%, 5/13/04 (Acquired
                   2/13/04, Cost $19,947,500)(2)                    19,975,500
--------------------------------------------------------------------------------
       28,000,000  Old Line Funding Corp.,
                   1.03%, 4/15/04 (Acquired
                   3/2/04, Cost $27,964,751)(2)                     27,988,784
--------------------------------------------------------------------------------
       10,000,000  Paradigm Funding LLC,
                   1.04%, 4/12/04 (Acquired
                   3/3/04, Cost $9,988,444)(2)                       9,996,822
--------------------------------------------------------------------------------
       10,380,000  Prefco, 1.02%, 4/26/04
                   (Acquired 3/25/04, Cost
                   $10,370,589)(2)                                  10,372,648
--------------------------------------------------------------------------------
       15,000,000  Receivables Capital Co. LLC,
                   1.04%, 6/1/04 (Acquired
                   3/1/04, Cost $14,960,133)(2)                     14,973,567
--------------------------------------------------------------------------------
       27,500,000  SBC International Inc.,
                   1.04%, 4/14/04 (Acquired
                   3/16/04, Cost $27,476,961)(2)                    27,489,672
--------------------------------------------------------------------------------
       36,753,000  Tannehill Capital Co. LLC,
                   1.03%, 4/16/04 (Acquired
                   3/17/04-3/25/04,
                   Cost $36,724,072)(2)                             36,737,179
--------------------------------------------------------------------------------
       21,300,000  UBS Finance LLC, 1.04%,
                   6/10/04                                          21,256,926
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             736,842,976
--------------------------------------------------------------------------------

CORPORATE BONDS - 20.9%
--------------------------------------------------------------------------------
        9,820,000  215 Jane Investors LLC,
                   Series 2002, VRN,
                   1.17%, 4/7/04                                     9,820,000
--------------------------------------------------------------------------------
       41,000,000  Blue Heron Funding Limited,
                   VRN, 1.12%, 4/21/04,
                   resets off the 1-month LIBOR
                   plus 0.03% with no caps
                   (Acquired 5/20/03,
                   Cost $41,000,000)(2)                             41,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Prime Money Market -
Schedule of Investments

MARCH 31, 2004

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 5,910,000  Bowie Assisted Living LLC,
                   VRN, 1.15%, 4/7/04                           $    5,910,000
--------------------------------------------------------------------------------
        5,370,000  Dormitory Partnership Phase I,
                   VRN, 1.14%, 4/1/04                                5,370,000
--------------------------------------------------------------------------------
        5,000,000  General Electric Capital Corp.,
                   5.375%, 4/23/04                                   5,013,168
--------------------------------------------------------------------------------
       20,250,000  General Electric Capital Corp.,
                   VRN, 1.21%, 4/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.12%
                   with no caps                                     20,254,393
--------------------------------------------------------------------------------
       10,750,000  General Electric Capital Corp.,
                   VRN, 1.22%, 4/22/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.10%
                   with no caps                                     10,750,920
--------------------------------------------------------------------------------
       15,000,000  General Electric Capital Corp.,
                   VRN, 1.26%, 6/15/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.15%
                   with no caps                                     15,015,335
--------------------------------------------------------------------------------
        7,575,000  Herman & Kittle Capital LLC,
                   VRN, 1.12%, 4/1/04                                7,575,000
--------------------------------------------------------------------------------
       20,000,000  Landesbank Baden-
                   Wuerttemberg, VRN, 1.03%,
                   4/12/04, resets monthly off
                   the 1-month LIBOR minus
                   0.06% with no caps                               19,999,617
--------------------------------------------------------------------------------
        6,100,000  Oklahoma Christian
                   University Inc., VRN,
                   1.14%, 4/1/04                                     6,100,000
--------------------------------------------------------------------------------
       50,000,000  Paradigm Funding LLC,
                   VRN, 1.05%, 4/15/04,
                   resets monthly off the
                   1-month LIBOR minus
                   0.04% with no caps
                   (Acquired 7/15/03,
                   Cost $50,000,000)(2)                             50,000,000
--------------------------------------------------------------------------------
       45,000,000  Rabobank Nederland N.V.,
                   VRN, 1.04%, 5/10/04,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.095% with no caps                              44,987,783
--------------------------------------------------------------------------------
       18,000,000  Salvation Army, VRN,
                   1.09%, 4/1/04                                    18,000,000
--------------------------------------------------------------------------------
       40,000,000  Toyota Motor Credit Corp.,
                   VRN, 1.21%, 4/1/04,
                   resets daily off the
                   Federal Funds Rate plus
                   0.23% with no caps                               40,070,027
--------------------------------------------------------------------------------
       40,000,000  Toyota Motor Credit Corp.,
                   VRN, 1.03%, 6/30/04,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.08% with no caps                               40,000,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $50,000,000  Transamerica Occidental Life
                   Insurance Co., VRN,
                   1.24%, 5/3/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.11% with
                   no caps (Acquired 11/9/99,
                   Cost $50,000,000)(2)                         $   50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co. Group,
                   VRN, 1.21%, 5/7/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps (Acquired
                   8/7/03, Cost $41,000,000)(2)                     41,000,000
--------------------------------------------------------------------------------
       20,000,000  U.S. Bank National Association,
                   VRN, 1.03%, 4/26/04, resets
                   monthly off the 1-month
                   LIBOR minus 0.06%
                   with no caps                                     20,000,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              450,866,243
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 19.0%
--------------------------------------------------------------------------------
        3,725,000  Acworth Downtown
                   Development Auth. Rev.,
                   (Cable/Fiber Project), VRDN,
                   1.12%, 4/1/04 (AMBAC)
                   (SBBPA: Bank of America N.A.)                     3,725,000
--------------------------------------------------------------------------------
        7,115,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations Rev.,
                   Series 2002 B, (Colma Bart),
                   VRDN, 1.12%, 4/1/04
                   (LOC: Bank of America N.A.)                       7,115,000
--------------------------------------------------------------------------------
        3,700,000  Athens-Clarke County
                   Industrial Development Auth.
                   Rev., (Allen Properties Inc.),
                   VRDN, 1.12%, 4/7/04
                   (LOC: SunTrust Bank)                              3,700,000
--------------------------------------------------------------------------------
        5,275,000  Babylon Industrial
                   Development Agency Rev.,
                   Series 2004 A, (Topiderm Inc.),
                   VRDN, 1.17%, 4/8/04
                   (LOC: Citibank N.A.)                              5,275,000
--------------------------------------------------------------------------------
        6,460,000  Calexico Unified School
                   District COP, (Refinancing
                   Project), VRDN, 1.12%,
                   4/1/04 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                               6,460,000
--------------------------------------------------------------------------------
       13,415,000  California Housing Finance
                   Agency Rev., Series 2000 R,
                   VRDN, 1.10%, 4/7/04
                   (AMBAC/FHA)                                      13,415,000
--------------------------------------------------------------------------------
       15,595,000  California Housing Finance
                   Agency Rev., Series 2001 H,
                   VRDN, 1.10%, 4/7/04
                   (SBBPA: FNMA)                                    15,595,000
--------------------------------------------------------------------------------
       30,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                   30,055,560
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Prime Money Market -
Schedule of Investments

MARCH 31, 2004

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $28,600,000  Catholic Health Initiatives Rev.,
                   Series 1997 C, VRDN,
                   1.27%, 4/7/04 (Catholic
                   Health Initiatives) (SBBPA:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                $   28,600,000
--------------------------------------------------------------------------------
       26,000,000  Concordia College Rev., VRDN,
                   1.09%, 4/1/04 (LOC: Bank of
                   America N.A.)                                    26,000,000
--------------------------------------------------------------------------------
        7,000,000  County of Cuyahoga Rev.,
                   Series 2004 B, (Gateway),
                   VRDN, 1.10%, 4/7/04
                   (SBBPA: Wachovia Bank N.A.)                       7,000,000
--------------------------------------------------------------------------------
        3,400,000  Dallas-Fort Worth International
                   Airport Facilities Improvement
                   Corp. Rev., Series 2001 B1,
                   (Learjet Inc.), VRDN, 1.12%,
                   4/1/04 (LOC: Bank of
                   America N.A.)                                     3,400,000
--------------------------------------------------------------------------------
        3,180,000  El Monte COP, Series 2003 B,
                   (Community Improvement),
                   VRDN, 1.21%, 4/1/04
                   (LOC: California State
                   Teacher's Retirement System)                      3,180,000
--------------------------------------------------------------------------------
       15,630,000  Georgia Municipal Gas Auth.
                   Rev., Series 2003 A, (Gas
                   Portfolio III), VRDN, 1.12%,
                   4/1/04 (LOC: Wachovia
                   Bank N.A. & Bank One
                   Kentucky N.A.)                                   15,630,000
--------------------------------------------------------------------------------
        7,600,000  Grand Traverse Band
                   Economic Development
                   Corp. Rev., VRDN, 1.12%,
                   4/1/04 (LOC: Bank of
                   America N.A.)                                     7,600,000
--------------------------------------------------------------------------------
        8,650,000  Jackson Energy Auth. Rev.,
                   Series 2003 A, VRDN, 1.12%,
                   4/7/04 (FGIC) (SBBPA: Bank
                   of America N.A.)                                  8,650,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 1.12%,
                   4/1/04 (FGIC) (SBBPA: Bank
                   of America N.A.)                                  9,000,000
--------------------------------------------------------------------------------
        6,000,000  Kankakee GO, (Exit 308),
                   VRDN, 1.12%, 4/1/04
                   (RADIAN) (SBBPA: Bank
                   One N.A.)                                         6,000,000
--------------------------------------------------------------------------------
        2,000,000  Kern Water Bank Auth. Rev.,
                   Series 2003 B, VRDN, 1.15%,
                   4/1/04 (LOC: Wells Fargo
                   Bank N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        2,000,000  Las Cruces Industrial Rev.,
                   (F&A Dairy Products), VRDN,
                   1.20%, 6/1/04 (LOC: Wells
                   Fargo Bank N.A.)                                  2,000,000
--------------------------------------------------------------------------------
        3,000,000  Long Beach Rev., Series 2004 A,
                   (Towne Center Site), VRDN,
                   1.17%, 4/1/04 (LOC: Allied
                   Irish Bank plc)                                   3,000,000
--------------------------------------------------------------------------------
        4,000,000  Mercer County Improvement
                   Auth. Bond Anticipation Notes
                   Rev., 1.35%, 4/15/04                              4,000,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $10,000,000  Michigan State Housing
                   Development Auth. Rev.,
                   Series 2002 C, VRDN, 1.09%,
                   4/7/04 (MBIA) (SBBPA:
                   Landesbank Hessen-Thurigen
                   Girozentrale)                                $   10,000,000
--------------------------------------------------------------------------------
        4,000,000  Michigan State University Rev.,
                   Series 2002 B, VRDN,
                   1.09%, 4/7/04 (SBBPA:
                   Dexia Credit Local)                               4,000,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business Finance
                   Corporation Industrial
                   Development Rev.,
                   (VC Regional Assembly),
                   VRDN, 1.125%, 4/7/04
                   (LOC: JPMorgan Chase Bank)                       10,000,000
--------------------------------------------------------------------------------
        9,105,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 1.09%,
                   4/1/04 (LOC: FNMA)                                9,105,000
--------------------------------------------------------------------------------
        4,415,000  New Hampshire Housing
                   Finance Auth. Rev.,
                   (Pra Property Limited),
                   VRDN, 1.05%, 4/7/04 (FNMA)                        4,415,000
--------------------------------------------------------------------------------
        4,800,000  Newton Economic
                   Development Rev., (Medical
                   Office Plaza), VRDN, 1.12%,
                   4/1/04 (LOC: Bank of
                   America N.A.)                                     4,800,000
--------------------------------------------------------------------------------
       14,475,000  North Carolina Housing
                   Finance Agency Rev.,
                   Series 2003 D, (Multifamily),
                   VRDN, 1.09%, 4/7/04
                   (SBBPA: Wachovia Bank N.A.)                      14,475,000
--------------------------------------------------------------------------------
       14,635,000  North Miami Special
                   Obligation Rev., (Pension
                   Funding), VRDN,
                   1.12%, 4/1/04 (AMBAC)                            14,635,000
--------------------------------------------------------------------------------
        9,865,000  Oklahoma Development
                   Finance Auth. Rev.,
                   Series 2003 A, (Langston
                   Development Inc.), VRDN,
                   1.14%, 4/1/04 (LOC: FHLB)                         9,865,000
--------------------------------------------------------------------------------
        2,000,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   1.13%, 4/1/04 (LOC: U.S.
                   Bank N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        7,000,000  Olathe Industrial Rev.,
                   Series 1997 B, (Diamant
                   Boart Inc.), VRDN, 1.24%,
                   4/1/04 (LOC: Svenska
                   Handelsbanken) (Acquired
                   12/2/02, Cost $7,000,000)(2)                      7,000,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation
                   Rev., (Riverfront
                   Redevelopment), VRDN,
                   1.19%, 4/7/04 (AMBAC)
                   (SBBPA: Dexia Credit Local)                       5,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Prime Money Market -
Schedule of Investments

MARCH 31, 2004

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 3,800,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of Greater
                   Orlando), VRDN, 1.12%,
                   4/1/04 (LOC: Bank of
                   America N.A.)                                $    3,800,000
--------------------------------------------------------------------------------
       11,080,000  Pasadena COP, (Los Robles
                   Avenue Parking Facilities),
                   VRDN, 1.09%, 4/6/04
                   (LOC: Bank of New York &
                   California State Teachers
                   Retirement System)                               11,080,000
--------------------------------------------------------------------------------
        1,505,000  Plymouth Rev., (Carlson
                   Center), VRDN, 1.13%,
                   4/1/04 (LOC: U.S. Bank
                   Trust N.A.)                                       1,505,000
--------------------------------------------------------------------------------
        7,500,000  Roman Catholic Diocese
                   of Raleigh Rev., Series 2002 A,
                   VRDN, 1.14%, 4/1/04
                   (LOC: Bank of America N.A.)                       7,500,000
--------------------------------------------------------------------------------
        8,000,000  San Jose Financing Auth.
                   Lease Rev., Series 2001 B,
                   (Hayes Mansion Phase),
                   VRDN, 1.08%, 4/7/04 (AMBAC)
                   (SBBPA: Bank of Nova Scotia)                      8,000,000
--------------------------------------------------------------------------------
        5,250,000  Santa Rosa Pension
                   Obligation Rev., Series 2003 A,
                   VRDN, 1.22%, 4/1/04
                   (LOC: Landesbank
                   Hessen-Thurigen Girozentrale)                     5,250,000
--------------------------------------------------------------------------------
       13,800,000  Santa Rosa Wastewater Rev.,
                   Series 2002 A, VRDN, 1.22%,
                   4/1/04 (LOC: Landesbank
                   Hessen-Thurigen)                                 13,800,000
--------------------------------------------------------------------------------
        8,000,000  Savannah College of
                   Art & Design Inc. Rev.,
                   Series 2004 BD, VRDN,
                   1.09%, 4/1/04 (LOC: Bank
                   of America N.A.)                                  8,000,000
--------------------------------------------------------------------------------
       23,600,000  Southeast Alabama Gas
                   District General Systems Rev.,
                   Series 2003 A, VRDN,
                   1.16%, 4/1/04 (XLCA)
                   (SBBPA: Southtrust Bank)                         23,600,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 1.16%, 4/7/04
                   (LOC: Wachovia Bank N.A.)                         4,245,000
--------------------------------------------------------------------------------
       18,000,000  Texas Public Finance Auth.
                   Tax Allocation Rev., 1.14%,
                   6/15/04 (Acquired 2/4/04,
                   Cost $18,000,000)(2)                             18,000,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                         411,475,560
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES - 18.0%
--------------------------------------------------------------------------------
       12,000,000  FHLB, 3.75%, 4/15/04                             12,011,082
--------------------------------------------------------------------------------
       40,000,000  FHLB, 1.51%, 11/19/04                            40,000,000
--------------------------------------------------------------------------------
       30,000,000  FHLB, 1.42%, 11/26/04                            30,000,000
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $50,000,000  FHLB, 1.50%, 12/3/04                         $   50,000,000
--------------------------------------------------------------------------------
       25,000,000  FHLB, 1.51%, 12/8/04                             25,000,000
--------------------------------------------------------------------------------
       25,000,000  FHLB, 1.60%, 12/30/04                            25,000,000
--------------------------------------------------------------------------------
       20,000,000  FHLB, 1.50%, 2/4/05                              20,000,000
--------------------------------------------------------------------------------
       35,000,000  FHLB, 1.46%, 3/1/05                              35,000,000
--------------------------------------------------------------------------------
       15,000,000  FHLB, 1.40%, 4/1/05                              15,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.40%, 4/4/05                              10,000,000
--------------------------------------------------------------------------------
       40,000,000  FHLB, VRN, 1.10%, 4/5/04,
                   resets quarterly off the
                   3-month LIBOR minus 0.07%
                   with no caps                                     39,998,467
--------------------------------------------------------------------------------
       30,000,000  FHLB, VRN, 1.10%, 7/5/04,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.12% with no caps                               29,976,246
--------------------------------------------------------------------------------
       20,000,000  FHLMC, VRN, 1.19%, 4/21/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.07%
                   with no caps                                     20,000,000
--------------------------------------------------------------------------------
        7,334,000  FNMA, 3.625%, 4/15/04                             7,340,426
--------------------------------------------------------------------------------
       20,000,000  FNMA, VRN, 1.09%, 4/7/04,
                   resets weekly off the
                   3-month T-Bill rate plus
                   0.13% with no caps                               20,000,000
--------------------------------------------------------------------------------
       10,158,000  Government Trust Certificates,
                   1.22%, 5/15/04(3)                                10,143,043
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                  389,469,264
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 6.1%
--------------------------------------------------------------------------------
       25,000,000  American Express Centurion,
                   1.02%, 4/2/04 (Acquired
                   3/1/04, Cost $25,000,000)(2)                     25,000,000
--------------------------------------------------------------------------------
       40,000,000  HBOS Treasury Services plc,
                   1.41%, 1/7/05                                    40,000,000
--------------------------------------------------------------------------------
       25,000,000  Lloyds TSB Bank plc, 1.10%,
                   7/30/04 (Acquired 2/5/04,
                   Cost $25,001,188)(2)                             25,000,810
--------------------------------------------------------------------------------
       25,000,000  Societe Generale, 1.03%,
                   6/11/04 (Acquired 3/15/04,
                   Cost $25,000,000)(2)                             25,000,000
--------------------------------------------------------------------------------
       17,500,000  Westdeutsche Landesbank AG,
                   1.32%, 4/15/04                                   17,500,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                      132,500,810
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.9%
--------------------------------------------------------------------------------
       40,000,000  TR, 1.22%, 8/15/04(3)                            39,818,539
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%                                             $2,160,973,392
================================================================================

See Notes to Financial Statements.                                  (continued)

------
7

Prime Money Market -
Schedule of Investments

MARCH 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

TR = Treasury Receipts

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2004.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2004, was $936,722,950, which represented 44.0% of net assets. None of the restricted securities were considered illiquid.

(3) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

MARCH 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost and
cost for federal income tax purposes)                           $2,160,973,392
--------------------------------------------------------------
Receivable for capital shares sold                                       1,427
--------------------------------------------------------------
Interest receivable                                                  3,483,725
--------------------------------------------------------------
Prepaid portfolio insurance                                            328,438
--------------------------------------------------------------------------------
                                                                 2,164,786,982
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                       4,025,092
--------------------------------------------------------------
Payable for investments purchased                                   29,976,246
--------------------------------------------------------------
Accrued management fees                                              1,087,941
--------------------------------------------------------------
Distribution fees payable                                                2,569
--------------------------------------------------------------
Service fees payable                                                     1,960
--------------------------------------------------------------
Dividends payable                                                       10,817
--------------------------------------------------------------------------------
                                                                    35,104,625
--------------------------------------------------------------------------------

NET ASSETS                                                      $2,129,682,357
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                 $2,129,690,139
--------------------------------------------------------------
Accumulated net realized loss on investment transactions                (7,782)
--------------------------------------------------------------------------------
                                                                $2,129,682,357
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                      $2,126,432,685
--------------------------------------------------------------
Shares outstanding                                               2,126,441,015
--------------------------------------------------------------
Net asset value per share                                                $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                          $3,055,138
--------------------------------------------------------------
Shares outstanding                                                   3,054,590
--------------------------------------------------------------
Net asset value per share                                                $1.00
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                                             $25,120
--------------------------------------------------------------
Shares outstanding                                                      25,120
--------------------------------------------------------------
Net asset value per share                                                $1.00
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $73,827
--------------------------------------------------------------
Shares outstanding                                                      73,827
--------------------------------------------------------------
Net asset value per share                                                $1.00
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $95,587
--------------------------------------------------------------
Shares outstanding                                                      95,587
--------------------------------------------------------------
Net asset value per share                                                $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                           $29,150,378
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                     14,563,775
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  Advisor Class                                                         12,172
--------------------------------------------------------------
  B Class                                                                  213
--------------------------------------------------------------
  C Class                                                                  452
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  Advisor Class                                                         12,172
--------------------------------------------------------------
  B Class                                                                   71
--------------------------------------------------------------
  C Class                                                                  226
--------------------------------------------------------------
Service and distribution fees -- A Class                                   430
--------------------------------------------------------------
Trustees' fees and expenses                                             85,280
--------------------------------------------------------------
Portfolio insurance and other expenses                                 304,632
--------------------------------------------------------------------------------
                                                                    14,979,423
Amount waived                                                             (464)
--------------------------------------------------------------------------------
                                                                    14,978,959
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               14,171,419
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                               437
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $14,171,856
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                               2004             2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                         $   14,171,419    $   31,992,791
--------------------------------------------
Net realized gain                                        437               511
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         14,171,856        31,993,302
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                 (14,154,600)      (31,863,736)
--------------------------------------------
  Advisor Class                                      (16,133)         (127,225)
--------------------------------------------
  A Class                                               (566)              (25)
--------------------------------------------
  B Class                                                (55)              (25)
--------------------------------------------
  C Class                                                (65)           (1,780)
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                           --           (8,678)
--------------------------------------------
  Advisor Class                                            --              (50)
--------------------------------------------
  C Class                                                  --               (2)
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (14,171,419)      (32,001,521)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                 (450,533,318)     (190,252,441)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                      (450,532,881)     (190,260,660)
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            2,580,215,238     2,770,475,898
--------------------------------------------------------------------------------
End of period                                 $2,129,682,357    $2,580,215,238
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class, B Class
and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class and B Class commenced on January 31, 2003. Sale of the C Class commenced on May 7, 2002.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
12

Notes to Financial Statements

MARCH 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class, A Class, B
Class and C Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. For the year ended March 31,
2004, the effective annual management fee was 0.59%, 0.34%, 0.59%, 0.59% and
0.59% for the Investor, Advisor, A, B and C Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                              ADVISOR            B               C
--------------------------------------------------------------------------------
Distribution Fee               0.25%           0.75%           0.50%
--------------------------------------------------------------------------------
Service Fee                    0.25%           0.25%           0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the period. For the year ended March 31, 2004, the A Class, B Class and C Class waived $47, $177 and
$240, respectively, of distribution and service fees. Fees incurred under the plans during the year ended March 31, 2004, are detailed in the Statement of
Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums equal to 0.018% to MBIA based on participating money market funds' market value at January 31, 2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

                                                                    (continued)

------
13

Notes to Financial Statements

MARCH 31, 2004

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                  SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
--------------------------------------------
Sold                                           2,042,157,206   $ 2,042,157,206
--------------------------------------------
Issued in reinvestment of distributions           13,903,073        13,903,073
--------------------------------------------
Redeemed                                      (2,504,322,430)   (2,504,322,430)
--------------------------------------------------------------------------------
Net decrease                                    (448,262,151)  $  (448,262,151)
================================================================================

YEAR ENDED MARCH 31, 2003
--------------------------------------------
Sold                                           2,590,130,017   $ 2,590,130,017
--------------------------------------------
Issued in reinvestment of distributions           31,203,319        31,203,319
--------------------------------------------
Redeemed                                      (2,802,779,766)   (2,802,779,766)
--------------------------------------------------------------------------------
Net decrease                                    (181,446,430)  $  (181,446,430)
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
--------------------------------------------
Sold                                               5,004,026       $ 5,004,026
--------------------------------------------
Issued in reinvestment of distributions               15,828            15,828
--------------------------------------------
Redeemed                                          (7,395,568)       (7,395,568)
--------------------------------------------------------------------------------
Net decrease                                      (2,375,714)      $(2,375,714)
================================================================================

YEAR ENDED MARCH 31, 2003
--------------------------------------------
Sold                                              12,446,959      $ 12,446,959
--------------------------------------------
Issued in reinvestment of distributions              126,366           126,366
--------------------------------------------
Redeemed                                         (21,469,323)      (21,469,323)
--------------------------------------------------------------------------------
Net decrease                                      (8,895,998)     $ (8,895,998)
================================================================================

A CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
--------------------------------------------
Sold                                               1,738,942       $ 1,738,942
--------------------------------------------
Issued in reinvestment of distributions                  135               135
--------------------------------------------
Redeemed                                          (1,738,982)       (1,738,982)
--------------------------------------------------------------------------------
Net increase                                              95       $        95
================================================================================

PERIOD ENDED MARCH 31, 2003(1)
--------------------------------------------
Sold                                                  25,000           $25,000
--------------------------------------------
Issued in reinvestment of distributions                   25                25
--------------------------------------------------------------------------------
Net increase                                          25,025           $25,025
================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

                                                                    (continued)

------
14

Notes to Financial Statements

MARCH 31, 2004

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
--------------------------------------------
Sold                                                  69,434          $ 69,434
--------------------------------------------
Issued in reinvestment of distributions                   54                54
--------------------------------------------
Redeemed                                             (20,686)          (20,686)
--------------------------------------------------------------------------------
Net increase                                          48,802          $ 48,802
================================================================================

PERIOD ENDED MARCH 31, 2003(1)
--------------------------------------------
Sold                                                  25,000           $25,000
--------------------------------------------
Issued in reinvestment of distributions                   25                25
--------------------------------------------------------------------------------
Net increase                                          25,025           $25,025
================================================================================

C CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
--------------------------------------------
Sold                                                 311,773         $ 311,773
--------------------------------------------
Issued in reinvestment of distributions                   54                54
--------------------------------------------
Redeemed                                            (256,177)         (256,177)
--------------------------------------------------------------------------------
Net increase                                          55,650         $  55,650
================================================================================

PERIOD ENDED MARCH 31, 2003(2)
--------------------------------------------
Sold                                               1,023,161        $1,023,161
--------------------------------------------
Issued in reinvestment of distributions                1,640             1,640
--------------------------------------------
Redeemed                                            (984,864)         (984,864)
--------------------------------------------------------------------------------
Net increase                                          39,937        $   39,937
================================================================================

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) May 7, 2002 (commencement of sale) through March 31, 2003.

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2004, accumulated net realized capital loss carryovers for federal income tax purposes of $13,508 (expiring in 2010) may be used to offset future taxable realized gains and the undistributed ordinary income component for federal income tax purposes was $5,726.

------
15

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------------
                             2004        2003      2002(1)      2002        2001       2000(2)
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                     0.01        0.01       --(3)        0.03        0.06        0.05
------------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.01)      (0.01)      --(3)       (0.03)      (0.06)      (0.05)
------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================================
  TOTAL RETURN(4)            0.58%       1.19%       0.13%       3.16%       6.05%       4.92%

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.61%       0.61%    0.60%(5)       0.60%       0.60%       0.60%
-----------------------
Ratio of Net
Investment Income
to Average Net Assets        0.58%       1.19%    1.48%(5)       3.13%       5.88%       4.81%
-----------------------
Net Assets,
End of Period
(in thousands)          $2,126,433  $2,574,694  $2,756,147  $2,796,914  $2,875,876  $2,921,825
------------------------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Year ended February 29, 2000.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
16

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                         2004     2003     2002(1)    2002     2001    2000(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $1.00    $1.00      $1.00     $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment Income  --(3)    0.01       --(3)     0.03     0.06     0.05
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income      --(3)   (0.01)      --(3)    (0.03)   (0.06)   (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $1.00    $1.00      $1.00     $1.00    $1.00    $1.00
================================================================================
  TOTAL RETURN(4)        0.33%    0.93%      0.10%     2.90%    5.79%    4.66%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.86%    0.86%   0.85%(5)     0.85%    0.85%    0.85%
-----------------------
Ratio of Net
Investment Income
to Average Net Assets    0.33%    0.94%   1.23%(5)     2.88%    5.63%    4.56%
-----------------------
Net Assets,
End of Period
(in thousands)          $3,055   $5,431    $14,329   $13,609   $7,784   $4,799
--------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Year ended February 29, 2000.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
17

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 A CLASS
--------------------------------------------------------------------------------
                                                            2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                    --(2)        --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                               --(2)        --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00
================================================================================
  TOTAL RETURN(3)                                           0.38%        0.12%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.83%     0.61%(5)
------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)               0.86%     0.86%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(4)                                    0.36%     0.76%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)               0.33%     0.51%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $25          $25
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the service and distribution fees.

(5) Annualized.

See Notes to Financial Statements.

------
18

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               B CLASS
--------------------------------------------------------------------------------
                                                           2004     2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00     $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                     --(2)    --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                --(2)    --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00     $1.00
================================================================================
  TOTAL RETURN(3)                                           0.22%     0.12%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.99%     0.61%(5)
------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)               1.61%     1.61%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(4)                                    0.20%     0.76%(5)
------------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets (Before Expense Waiver)             (0.42%)   (0.24)%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $74          $25
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the distribution and service fees.

(5) Annualized.

See Notes to Financial Statements.

------
19

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 C CLASS
--------------------------------------------------------------------------------
                                                            2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                    --(2)         --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                               --(2)         --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00
================================================================================
  TOTAL RETURN(3)                                           0.09%        0.40%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        1.10%     1.34%(5)
------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)               1.36%     1.36%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets(4)                                    0.09%     0.47%(5)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets (Before Expense Waiver)             (0.17%)     0.45%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $96          $40
--------------------------------------------------------------------------------

(1) May 7, 2002 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the distribution and service fees.

(5) Annualized.

See Notes to Financial Statements.

------
20

Report of Independent Auditors

To the Trustees of the American Century Investment Trust and
Shareholders of the American Century Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Prime Money
Market Fund (one of the four funds comprising the American Century Investment
Trust, hereafter referred to as the "Fund") at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2004 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2004

------
21

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL (46), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 32

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 19

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
24

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no
CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual
Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
26

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0405                             American Century Investment Services, Inc.
SH-ANN-38155S                    (c)2004 American Century Services Corporation

MARCH 31, 2004

American Century Investments
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

Diversified Bond Fund
High-Yield Fund

[american century logo and text logo]

Our Message to You.......................................................   1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                          JAMES E. STOWERS III
                        WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Diversified Bond and High-Yield funds for the fiscal year ended March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Diversified Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             4.92%     --         --        5.88%       12/3/01
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX            5.41%     --         --        6.99%(1)       --
--------------------------------------------------------------------------------
Institutional Class        5.13%    6.60%      7.04%      6.47%        4/1/93
--------------------------------------------------------------------------------
Advisor Class              4.66%     --         --        5.61%       12/3/01
--------------------------------------------------------------------------------
A Class                                                               1/31/03
  No sales charge*         4.65%     --         --        5.12%(2)
  With sales charge*      -0.03%     --         --        1.04%(2)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
  No sales charge*         3.87%     --         --        4.38%(2)
  With sales charge*      -0.13%     --         --        0.95%(2)
--------------------------------------------------------------------------------
C Class                    4.07%     --         --        4.56%(2)    1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the period.

                                                                    (continued)

------
2

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made December 3, 2001

* Fund data from 12/3/01, the Investor Class's inception date. Index data from
  11/30/01, the date nearest the Investor Class's inception for which data are available.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

Diversified Bond - Portfolio Commentary

BY JEFF HOUSTON, PORTFOLIO MANAGER

RETURN SUMMARY & PERSPECTIVE

Diversified Bond returned 4.92% for the fiscal year ended March 31, 2004.* The fund provided a return similar to its average coupon after a volatile period when the U.S. bond market's price gains and losses essentially canceled each other out. In the wake of those ups and downs, the market benchmark 10-year
Treasury yield finished surprisingly close to where it started (see "Economic &
Market Perspective" for more details).

Diversified Bond's broad market benchmark, the Lehman Brothers U.S. Aggregate
Index (LBA) also posted a coupon-like 5.41% return for the fiscal year. The fund tended to lag the index during strong market rallies, particularly in the first quarter of 2004, because it was positioned more defensively than the index in anticipation of higher interest rates (see "Portfolio Positioning & Strategy"
for more details).

YIELD SUMMARY & PERSPECTIVE

Diversified Bond's investment objective is to seek a high level of income by investing in non-money-market debt securities. These securities may include high- and medium-grade corporate bonds and notes, government securities, and securities backed by mortgages or other assets (see the Types of Investments table on page 5).

The fund's 30-day SEC yield declined from 3.57% on March 31, 2003, to 2.76% on
March 31, 2004, comparable to the yield on the five-year Treasury note. Yields for diversified bond portfolios generally fell during the period as higher-yielding debt (particularly mortgage debt) was called or refinanced as rates declined and portfolio managers were forced to reinvest in lower-yielding securities.

ECONOMIC & MARKET PERSPECTIVE

The broad U.S. bond market generated positive returns for the fiscal year even though economic growth and the U.S. stock market sizzled. The U.S. economy expanded at a 6.1% annualized pace in the six months ended December 31, 2003
(the strongest six months since the first half of 1984) and the S&P 500 Index gained 35.12% for the fiscal year.

The market benchmark 10-year Treasury yield rose only slightly for the full period, from 3.80% to 3.84%, which didn't reflect the wide swings that occurred as economic conditions and investor attitudes vacillated. For example,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  4.8 years             5.4 years
--------------------------------------------------------------------------------
Average Duration
(Modified)                                4.2 years             4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.76%
--------------------------------------------------------------------------------
Institutional Class                                    2.96%
--------------------------------------------------------------------------------
Advisor Class                                          2.51%
--------------------------------------------------------------------------------
A Class                                                2.40%
--------------------------------------------------------------------------------
B Class                                                1.76%
--------------------------------------------------------------------------------
C Class                                                1.77%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                     (continued)

------
4

Diversified Bond - Portfolio Commentary

the yield plummeted to a 45-year low of 3.11% on June 13, 2003, when deflation seemed to be a threat and the Federal Reserve (the Fed) was preparing to cut its overnight interest rate target to 1%.

But less than three months later, the yield catapulted to its peak for the period, 4.60% on September 2, 2003, as signs of strong economic growth emerged and the stock market soared. From there, the yield ground its way back down to
3.84%.

Low inflation and weak labor market conditions were what ultimately spared the bond market. Mild "core" (not including food and energy prices) consumer price inflation -- just 1.1%-1.6% on a rolling 12-month basis -- and a string of disappointing payroll employment reports allowed the Federal Reserve to hold its overnight bank rate target at 1% and helped to keep bond yields under control.

PORTFOLIO POSITIONING & STRATEGY

The portfolio is managed with a goal of adding value by overweighting the relatively undervalued, higher-yielding sectors of the market and underweighting those that appear overvalued. When Diversified Bond's last fiscal year began on
April 1, 2003, the portfolio owned approximately 26% corporate bonds, 25%
Treasurys, and 22% mortgage-backed securities (MBS). By the end of the fiscal year, the Treasury position had been cut by more than half (because we expect
Treasurys to underperform if interest rates rise), and higher-yielding MBS were the largest holdings (see the adjoining table).

Our Treasury underweight (the LBA had approximately 23% Treasurys as of March
31, 2004) detracted from fund performance vs. the LBA when the bond market rallied, particularly in the first quarter of 2004. That's when the LBA's
Treasury component outperformed the index 3.06% to 2.66% and the index outperformed the fund 2.66% to 2.25%. We expect those relative numbers to improve if interest rates rise.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        3/31/04               9/30/03
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                               27.9%                 24.0%
--------------------------------------------------------------------------------
Corporate Bonds                          24.4%                 33.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                 10.8%                 13.4%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                         9.8%                  4.0%
--------------------------------------------------------------------------------
Asset-Backed Securities                   4.2%                  7.6%
--------------------------------------------------------------------------------
CMOs                                      2.0%                  8.1%
--------------------------------------------------------------------------------
Municipals                                1.3%                  3.5%
--------------------------------------------------------------------------------
Other(1)                                 19.6%                  5.6%
--------------------------------------------------------------------------------

(1) Includes Temporary Cash Investments segregated for forward commitments.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
AAA                                          69%                   58%
--------------------------------------------------------------------------------
AA                                            3%                    8%
--------------------------------------------------------------------------------
A                                            10%                   13%
--------------------------------------------------------------------------------
BBB                                          14%                   15%
--------------------------------------------------------------------------------
BB                                            4%                    6%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

------
5

Diversified Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) -- 27.9%
--------------------------------------------------------------------------------
      $16,500,000  FHLMC, 6.00%,
                   settlement date 4/15/04(2)                      $ 17,149,687
--------------------------------------------------------------------------------
           84,947  FHLMC, 6.50%, 2/1/09                                  90,499
--------------------------------------------------------------------------------
           62,135  FHLMC, 6.50%, 12/1/12                                 66,084
--------------------------------------------------------------------------------
          790,632  FHLMC, 6.00%, 1/1/13                                 834,505
--------------------------------------------------------------------------------
           87,417  FHLMC, 7.00%, 11/1/13                                 93,473
--------------------------------------------------------------------------------
          200,310  FHLMC, 7.00%, 6/1/14                                 214,174
--------------------------------------------------------------------------------
          560,081  FHLMC, 6.50%, 6/1/16                                 595,643
--------------------------------------------------------------------------------
          365,215  FHLMC, 6.50%, 6/1/16                                 388,404
--------------------------------------------------------------------------------
        5,411,296  FHLMC, 5.00%, 11/1/17                              5,572,157
--------------------------------------------------------------------------------
           23,747  FHLMC, 8.50%, 10/1/26                                 25,890
--------------------------------------------------------------------------------
           73,132  FHLMC, 7.00%, 9/1/27                                  77,679
--------------------------------------------------------------------------------
          119,849  FHLMC, 6.50%, 1/1/28                                 126,221
--------------------------------------------------------------------------------
           18,185  FHLMC, 7.00%, 2/1/28                                  19,316
--------------------------------------------------------------------------------
          636,884  FHLMC, 6.50%, 3/1/29                                 670,340
--------------------------------------------------------------------------------
          471,881  FHLMC, 6.50%, 6/1/29                                 496,198
--------------------------------------------------------------------------------
           67,031  FHLMC, 7.00%, 8/1/29                                  71,115
--------------------------------------------------------------------------------
          341,040  FHLMC, 7.50%, 8/1/29                                 367,130
--------------------------------------------------------------------------------
           15,500  FHLMC, 6.50%, 5/1/31                                  16,289
--------------------------------------------------------------------------------
          698,446  FHLMC, 6.50%, 5/1/31                                 733,997
--------------------------------------------------------------------------------
          387,068  FHLMC, 6.50%, 6/1/31                                 406,770
--------------------------------------------------------------------------------
           38,215  FHLMC, 6.50%, 6/1/31                                  40,160
--------------------------------------------------------------------------------
           20,276  FHLMC, 6.50%, 6/1/31                                  21,308
--------------------------------------------------------------------------------
           10,350  FHLMC, 6.50%, 6/1/31                                  10,877
--------------------------------------------------------------------------------
           19,971  FHLMC, 6.50%, 6/1/31                                  20,987
--------------------------------------------------------------------------------
            9,170  FHLMC, 6.50%, 6/1/31                                   9,636
--------------------------------------------------------------------------------
        9,112,163  FHLMC, 5.00%, 8/1/33                               9,164,448
--------------------------------------------------------------------------------
        4,672,221  FHLMC, 5.50%, 12/1/33                              4,791,956
--------------------------------------------------------------------------------
        7,000,000  FNMA, 5.50%,
                   settlement date 4/15/04(2)                         7,172,816
--------------------------------------------------------------------------------
       19,999,700  FNMA, 6.00%,
                   settlement date 4/15/04(2)                        20,818,447
--------------------------------------------------------------------------------
        8,000,000  FNMA, 7.00%,
                   settlement date 4/15/04(2)                         8,492,496
--------------------------------------------------------------------------------
       26,722,300  FNMA, 5.00%,
                   settlement date 4/20/04(2)                        27,473,864
--------------------------------------------------------------------------------
        3,000,000  FNMA, 5.50%,
                   settlement date 4/20/04(2)                         3,125,625
--------------------------------------------------------------------------------
          208,930  FNMA, 6.00%, 2/1/09                                  220,700
--------------------------------------------------------------------------------
           59,562  FNMA, 6.00%, 5/1/13                                   62,842
--------------------------------------------------------------------------------
           59,122  FNMA, 6.00%, 5/1/13                                   62,375
--------------------------------------------------------------------------------
          236,327  FNMA, 6.00%, 7/1/13                                  249,332
--------------------------------------------------------------------------------
          360,348  FNMA, 6.00%, 12/1/13                                 380,179
--------------------------------------------------------------------------------
          281,340  FNMA, 6.00%, 1/1/14                                  296,823
--------------------------------------------------------------------------------
          585,418  FNMA, 6.00%, 2/1/14                                  617,635
--------------------------------------------------------------------------------
          505,851  FNMA, 6.00%, 4/1/14                                  533,688
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 1,716,778  FNMA, 5.50%, 12/1/16                            $  1,790,582
--------------------------------------------------------------------------------
        2,960,697  FNMA, 5.50%, 12/1/16                               3,087,978
--------------------------------------------------------------------------------
          361,309  FNMA, 6.50%, 1/1/26                                  380,838
--------------------------------------------------------------------------------
           69,630  FNMA, 7.00%, 12/1/27                                  74,017
--------------------------------------------------------------------------------
           55,957  FNMA, 6.50%, 1/1/28                                   58,917
--------------------------------------------------------------------------------
           31,737  FNMA, 7.00%, 1/1/28                                   33,736
--------------------------------------------------------------------------------
          125,776  FNMA, 7.50%, 4/1/28                                  135,025
--------------------------------------------------------------------------------
          302,675  FNMA, 7.00%, 5/1/28                                  321,560
--------------------------------------------------------------------------------
           26,669  FNMA, 7.00%, 6/1/28                                   28,332
--------------------------------------------------------------------------------
           81,155  FNMA, 6.50%, 1/1/29                                   85,393
--------------------------------------------------------------------------------
          254,970  FNMA, 6.50%, 4/1/29                                  268,031
--------------------------------------------------------------------------------
          113,753  FNMA, 7.00%, 7/1/29                                  120,886
--------------------------------------------------------------------------------
          170,680  FNMA, 7.00%, 7/1/29                                  181,290
--------------------------------------------------------------------------------
          283,594  FNMA, 7.50%, 7/1/29                                  304,175
--------------------------------------------------------------------------------
           99,497  FNMA, 7.00%, 5/1/30                                  105,590
--------------------------------------------------------------------------------
          366,698  FNMA, 7.50%, 8/1/30                                  393,061
--------------------------------------------------------------------------------
          251,036  FNMA, 7.50%, 9/1/30                                  269,083
--------------------------------------------------------------------------------
        1,866,917  FNMA, 7.00%, 9/1/31                                1,981,232
--------------------------------------------------------------------------------
          592,755  FNMA, 6.50%, 1/1/32                                  622,781
--------------------------------------------------------------------------------
        5,137,445  FNMA, 7.00%, 6/1/32                                5,451,903
--------------------------------------------------------------------------------
        2,332,216  FNMA, 6.50%, 8/1/32                                2,450,352
--------------------------------------------------------------------------------
        6,434,113  FNMA, 5.50%, 6/1/33                                6,595,950
--------------------------------------------------------------------------------
        6,840,474  FNMA, 5.50%, 8/1/33                                7,012,532
--------------------------------------------------------------------------------
        7,065,023  FNMA, 5.50%, 9/1/33                                7,242,730
--------------------------------------------------------------------------------
       11,958,810  FNMA, 5.50%, 1/1/34(2)                            12,259,610
--------------------------------------------------------------------------------
           57,587  GNMA, 7.50%, 8/20/17                                  62,194
--------------------------------------------------------------------------------
          223,026  GNMA, 7.00%, 11/15/22                                239,456
--------------------------------------------------------------------------------
           80,424  GNMA, 8.75%, 3/15/25                                  89,411
--------------------------------------------------------------------------------
           53,400  GNMA, 7.00%, 4/20/26                                  56,920
--------------------------------------------------------------------------------
           97,863  GNMA, 7.50%, 8/15/26                                 105,524
--------------------------------------------------------------------------------
           51,718  GNMA, 8.00%, 8/15/26                                  56,713
--------------------------------------------------------------------------------
            6,417  GNMA, 7.50%, 4/15/27                                   6,912
--------------------------------------------------------------------------------
          121,046  GNMA, 7.50%, 5/15/27                                 130,384
--------------------------------------------------------------------------------
           78,217  GNMA, 8.00%, 6/15/27                                  85,596
--------------------------------------------------------------------------------
            5,541  GNMA, 7.50%, 11/15/27                                  5,969
--------------------------------------------------------------------------------
          113,936  GNMA, 7.00%, 2/15/28                                 121,551
--------------------------------------------------------------------------------
          106,057  GNMA, 7.50%, 2/15/28                                 114,167
--------------------------------------------------------------------------------
          135,766  GNMA, 6.50%, 3/15/28                                 143,526
--------------------------------------------------------------------------------
           98,056  GNMA, 7.00%, 4/15/28                                 104,610
--------------------------------------------------------------------------------
          103,322  GNMA, 6.50%, 5/15/28                                 109,227
--------------------------------------------------------------------------------
          401,870  GNMA, 6.50%, 5/15/28                                 424,837
--------------------------------------------------------------------------------
            6,083  GNMA, 6.50%, 5/15/28                                   6,431
--------------------------------------------------------------------------------
          193,444  GNMA, 7.00%, 12/15/28                                206,374
--------------------------------------------------------------------------------
           30,292  GNMA, 8.00%, 12/15/29                                 33,120
--------------------------------------------------------------------------------
          651,533  GNMA, 7.00%, 5/15/31                                 694,280
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $163,741,686)                                                 165,634,551
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Diversified Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 24.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.4%
--------------------------------------------------------------------------------
      $ 2,000,000  Raytheon Co., 4.85%, 1/15/11                    $  2,082,702
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
          700,000  Dana Corp., 6.50%, 3/1/09                            749,000
--------------------------------------------------------------------------------
          600,000  Lear Corp., 8.11%, 5/15/09                           712,500
--------------------------------------------------------------------------------
                                                                      1,461,500
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.6%
--------------------------------------------------------------------------------
        3,400,000  General Motors Corporation,
                   7.20%, 1/15/11(3)                                  3,731,218
--------------------------------------------------------------------------------

BEVERAGES -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03,
                   Cost $1,494,855)(4)                                1,553,993
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.5%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                      1,300,829
--------------------------------------------------------------------------------
        1,500,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                    1,555,661
--------------------------------------------------------------------------------
        1,150,000  Goldman Sachs Group Inc.,
                   6.125%, 2/15/33                                    1,189,830
--------------------------------------------------------------------------------
        1,600,000  JP Morgan Chase & Co.,
                   4.875%, 3/15/14                                    1,620,410
--------------------------------------------------------------------------------
        2,000,000  Morgan Stanley,
                   4.25%, 5/15/10                                     2,057,581
--------------------------------------------------------------------------------
        1,200,000  Morgan Stanley,
                   4.75%, 4/1/14                                      1,182,642
--------------------------------------------------------------------------------
                                                                      8,906,953
--------------------------------------------------------------------------------

CHEMICALS -- 0.5%
--------------------------------------------------------------------------------
        2,800,000  Crompton Corp.,
                   8.50%, 3/15/05                                     2,891,000
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.1%
--------------------------------------------------------------------------------
        1,200,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,238,324
--------------------------------------------------------------------------------
        1,500,000  Marshall & Ilsley Bank,
                   4.125%, 9/4/07                                     1,587,752
--------------------------------------------------------------------------------
        2,000,000  US Bancorp,
                   2.75%, 3/30/06(3)                                  2,046,625
--------------------------------------------------------------------------------
        1,500,000  Wells Fargo & Co.,
                   4.95%, 10/16/13                                    1,549,751
--------------------------------------------------------------------------------
                                                                      6,422,452
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
        2,250,000  Allied Waste North America, Inc.,
                   Series 1998 B, 7.625%, 1/1/06                      2,407,500
--------------------------------------------------------------------------------
        1,700,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $1,695,597)(4)                                1,759,519
--------------------------------------------------------------------------------
        2,000,000  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                   2,031,182
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $    650,000  RR Donnelley & Sons Co.,
                   3.75%, 4/1/09 (Acquired
                   3/3/04, Cost $649,038)(4)                       $    657,190
--------------------------------------------------------------------------------
        1,400,000  Waste Management Inc.,
                   7.00%, 10/15/06(3)                                 1,554,424
--------------------------------------------------------------------------------
                                                                      8,409,815
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.1%
--------------------------------------------------------------------------------
          455,000  International Business
                   Machines Corp.,
                   7.125%, 12/1/96                                      553,173
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
        2,000,000  Ball Corp., 7.75%, 8/1/06                          2,185,000
--------------------------------------------------------------------------------

DIVERSIFIED -- 3.3%
--------------------------------------------------------------------------------
       11,502,000  Lehman Brothers TRAINS(reg.sm),
                   Series 10-2002, 6.96%, 1/15/12
                   (Acquired 5/23/02-1/3/03,
                   Cost $12,185,666)(4)                              13,316,820
--------------------------------------------------------------------------------
        5,775,000  Morgan Stanley TRACERS(reg.sm),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02,
                   Cost $6,129,842)(4)                                6,986,404
--------------------------------------------------------------------------------
                                                                     20,303,224
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
        1,500,000  American General Finance Corp.,
                   Series 2002 H,
                   4.50%, 11/15/07(3)                                 1,587,363
--------------------------------------------------------------------------------
        1,500,000  Citigroup Inc.,
                   7.25%, 10/1/10(3)                                  1,788,815
--------------------------------------------------------------------------------
        2,000,000  Ford Motor Credit Co.,
                   6.50%, 1/25/07(3)                                  2,137,781
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co.,
                   5.80%, 1/12/09                                     1,548,077
--------------------------------------------------------------------------------
                                                                      7,062,036
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.4%
--------------------------------------------------------------------------------
           26,000  AT&T Corp., 6.00%, 3/15/09                            28,080
--------------------------------------------------------------------------------
        1,465,000  British Telecommunications plc,
                   7.00%, 5/23/07                                     1,645,739
--------------------------------------------------------------------------------
          260,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                       323,526
--------------------------------------------------------------------------------
        1,500,000  France Telecom, 7.75%, 3/1/11                      1,834,931
--------------------------------------------------------------------------------
        1,150,000  Sprint Capital Corp.,
                   8.375%, 3/15/12                                    1,402,783
--------------------------------------------------------------------------------
        1,400,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,583,071
--------------------------------------------------------------------------------
        1,500,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                     1,501,241
--------------------------------------------------------------------------------
                                                                      8,319,371
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.0%
--------------------------------------------------------------------------------
        1,000,000  Carolina Power & Light Co.,
                   6.50%, 7/15/12                                     1,138,418
--------------------------------------------------------------------------------
        1,500,000  CenterPoint Energy Resources
                   Corp., 5.95%, 1/15/14                              1,532,283
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Diversified Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 2,300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08(3)                              $  2,386,710
--------------------------------------------------------------------------------
          650,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        660,177
--------------------------------------------------------------------------------
        1,650,000  Progress Energy Inc.,
                   7.10%, 3/1/11                                      1,911,779
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co.,
                   6.375%, 8/15/12(3)                                   660,980
--------------------------------------------------------------------------------
        2,000,000  Virginia Electric and
                   Power Co., 5.75%, 3/31/06                          2,143,294
--------------------------------------------------------------------------------
        1,550,000  Virginia Electric and
                   Power Co., 5.25%, 12/15/15                         1,610,486
--------------------------------------------------------------------------------
                                                                     12,044,127
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.9%
--------------------------------------------------------------------------------
        2,100,000  Delhaize America Inc.,
                   7.375%, 4/15/06                                    2,275,875
--------------------------------------------------------------------------------
        2,000,000  Safeway Inc., 6.15%, 3/1/06                        2,145,618
--------------------------------------------------------------------------------
          900,000  Sysco Corp., 4.60%, 3/15/14
                   (Acquired 2/27/04,
                   Cost $899,487)(4)                                    918,362
--------------------------------------------------------------------------------
                                                                      5,339,855
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        2,250,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $2,237,760)(4)                                2,332,107
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                      538,464
--------------------------------------------------------------------------------
        1,800,000  Kinder Morgan Energy
                   Partners L.P., 5.00%, 12/15/13                     1,817,033
--------------------------------------------------------------------------------
                                                                      2,355,497
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,719,428
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
        1,150,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                      1,213,250
--------------------------------------------------------------------------------
        1,700,000  MGM Mirage, 6.00%, 10/1/09                         1,793,500
--------------------------------------------------------------------------------
        1,900,000  Park Place Entertainment
                   Corp., 7.875%, 12/15/05                            2,028,250
--------------------------------------------------------------------------------
        1,100,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                    1,163,250
--------------------------------------------------------------------------------
        2,150,000  Yum! Brands Inc.,
                   8.875%, 4/15/11                                    2,695,563
--------------------------------------------------------------------------------
                                                                      8,893,813
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Newell Rubbermaid Inc.,
                   2.00%, 5/1/05                                      2,003,810
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
        1,800,000  Dial Corp., 7.00%, 8/15/06                         1,991,426
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
      $ 1,230,000  General Electric Capital Corp.,
                   4.25%, 12/1/10(3)                               $  1,260,559
--------------------------------------------------------------------------------
        2,000,000  General Electric Co.,
                   5.00%, 2/1/13                                      2,097,892
--------------------------------------------------------------------------------
                                                                      3,358,451
--------------------------------------------------------------------------------

INSURANCE -- 1.0%
--------------------------------------------------------------------------------
        2,000,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03,
                   Cost $1,996,080)(4)                                2,090,732
--------------------------------------------------------------------------------
        1,500,000  American International
                   Group, Inc., 4.25%, 5/15/13
                   (Acquired 5/8/03,
                   Cost $1,492,515)(4)                                1,477,026
--------------------------------------------------------------------------------
        2,200,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $2,199,956)(4)                        2,269,439
--------------------------------------------------------------------------------
                                                                      5,837,197
--------------------------------------------------------------------------------

MACHINERY -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                              2,026,090
--------------------------------------------------------------------------------

MEDIA -- 1.7%
--------------------------------------------------------------------------------
          700,000  Comcast Cable Communications,
                   8.375%, 5/1/07                                       813,554
--------------------------------------------------------------------------------
        3,000,000  Comcast Corp., 5.50%, 3/15/11                      3,195,726
--------------------------------------------------------------------------------
          900,000  COX Communications Inc.,
                   6.75%, 3/15/11                                     1,025,775
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 3/30/04,
                   Cost $500,000)(2)(4)                                 508,750
--------------------------------------------------------------------------------
          750,000  Historic Time Warner Inc.,
                   6.625%, 5/15/29                                      786,611
--------------------------------------------------------------------------------
        2,400,000  Liberty Media Corp., VRN,
                   2.61%, 6/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with no caps                      2,430,199
--------------------------------------------------------------------------------
        1,000,000  News America Holdings,
                   7.75%, 1/20/24                                     1,186,101
--------------------------------------------------------------------------------
                                                                      9,946,716
--------------------------------------------------------------------------------

METALS & MINING -- 0.2%
--------------------------------------------------------------------------------
        1,250,000  IPSCO Inc., 8.75%, 6/1/13                          1,428,125
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          500,000  Saks Inc., 7.375%, 2/15/19                           523,750
--------------------------------------------------------------------------------

OIL & GAS -- 0.7%
--------------------------------------------------------------------------------
          800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                     1,012,461
--------------------------------------------------------------------------------
        1,600,000  Devon Energy Corp.,
                   2.75%, 8/1/06                                      1,611,135
--------------------------------------------------------------------------------
        1,150,000  XTO Energy Inc.,
                   6.25%, 4/15/13(3)                                  1,275,876
--------------------------------------------------------------------------------
                                                                      3,899,472
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Diversified Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
      $ 1,250,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15                                  $  1,375,000
--------------------------------------------------------------------------------
        1,350,000  International Paper Co.,
                   4.25%, 1/15/09                                     1,386,600
--------------------------------------------------------------------------------
                                                                      2,761,600
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          800,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       836,293
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
          750,000  Limited Brands,
                   6.95%, 3/1/33(3)                                     846,626
--------------------------------------------------------------------------------
          750,000  Toys "R" Us, Inc.,
                   7.375%, 10/15/18(3)                                  738,750
--------------------------------------------------------------------------------
                                                                      1,585,376
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 0.4%
--------------------------------------------------------------------------------
        1,850,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                     2,209,821
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $137,869,511)                                                 144,975,391
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 10.8%
--------------------------------------------------------------------------------
        4,950,000  U.S. Treasury Bonds,
                   5.50%, 8/15/28                                     5,400,722
--------------------------------------------------------------------------------
        9,100,000  U.S. Treasury Bonds,
                   5.375%, 2/15/31(3)                                 9,921,848
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Notes,
                   2.375%, 8/15/06(3)                                   304,512
--------------------------------------------------------------------------------
        3,500,000  U.S. Treasury Notes,
                   3.00%, 2/15/08(3)                                  3,583,265
--------------------------------------------------------------------------------
       10,850,000  U.S. Treasury Notes,
                   3.375%, 11/15/08(3)                               11,183,138
--------------------------------------------------------------------------------
       17,000,000  U.S. Treasury Notes,
                   2.625%, 3/15/09                                   16,883,143
--------------------------------------------------------------------------------
       13,150,000  U.S. Treasury Notes,
                   4.25%, 11/15/13                                   13,606,660
--------------------------------------------------------------------------------
        3,100,000  U.S. Treasury Notes,
                   4.00%, 2/15/14                                     3,141,658
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $62,851,303)                                                   64,024,946
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 9.8%
--------------------------------------------------------------------------------
      $ 8,500,000  FHLB, 1.875%, 6/15/06                           $  8,508,007
--------------------------------------------------------------------------------
        3,200,000  FHLMC, 2.875%, 11/3/06                             3,223,578
--------------------------------------------------------------------------------
       11,800,000  FHLMC, 2.375%, 2/15/07                            11,863,849
--------------------------------------------------------------------------------
        3,400,000  FHLMC, 3.25%, 2/25/08                              3,422,199
--------------------------------------------------------------------------------
       15,000,000  FHLMC, 3.375%, 4/15/09                            15,190,634
--------------------------------------------------------------------------------
        7,800,000  FNMA, 2.625%, 1/19/07                              7,826,325
--------------------------------------------------------------------------------
        3,500,000  FNMA, 6.625%, 10/15/07                             3,984,418
--------------------------------------------------------------------------------
        4,100,000  FNMA, 3.25%, 8/15/08                               4,166,240
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $57,805,197)                                                   58,185,250
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 4.2%
--------------------------------------------------------------------------------
          328,623  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                      328,794
--------------------------------------------------------------------------------
          525,000  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34                              525,788
--------------------------------------------------------------------------------
        3,000,000  Argent Securities Inc.,
                   Series 2003 W3,
                   Class AF3 SEQ, 3.99%, 9/25/30                      3,095,676
--------------------------------------------------------------------------------
          362,345  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       363,716
--------------------------------------------------------------------------------
        1,371,856  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.49%, 4/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap  of
                   13.00% (Acquired 6/13/03,
                   Cost $1,377,322)(4)                                1,374,482
--------------------------------------------------------------------------------
          936,187  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 1.94%, 4/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with no caps
                   (Acquired 9/19/03,
                   Cost $938,417)(4)                                    942,623
--------------------------------------------------------------------------------
        1,500,000  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2, VRN,
                   2.02%, 4/25/04, resets
                   monthly  off the 1-month LIBOR plus
                   0.93% with no caps                                 1,507,695
--------------------------------------------------------------------------------
          227,675  CIT RV Trust, Series 1997 A,
                   Class A6 SEQ, 6.35%, 4/15/11                         232,318
--------------------------------------------------------------------------------
          247,918  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         253,601
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                        1,479,020
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Diversified Bond - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $    800,000  First Franklin Corp., 4.50%,
                   9/25/05 (Acquired 3/31/04,
                   Cost $797,833)(4)                            $       797,833
--------------------------------------------------------------------------------
        1,500,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                    1,558,176
--------------------------------------------------------------------------------
        1,242,178  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.74%,
                   4/20/04, resets monthly
                   off the 1-month LIBOR
                   plus 0.65% with no caps                            1,244,806
--------------------------------------------------------------------------------
        2,400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.04%, 4/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with no caps                      2,390,010
--------------------------------------------------------------------------------
          366,380  Merrill Lynch Mortgage
                   Investors Inc., Series 2003 OP1N,
                   Class N1, 7.25%, 7/25/34                             370,120
--------------------------------------------------------------------------------
          310,750  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03,
                   Cost $310,750)(4)                                    311,900
--------------------------------------------------------------------------------
          502,663  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, 6.25%,
                   12/25/33 (Acquired 3/16/04,
                   Cost $505,176)(4)                                    505,019
--------------------------------------------------------------------------------
          777,863  Novastar Non-Improvement
                   Trust, Series 2004 N1,
                   Class SC, 4.46%, 2/25/34                             778,106
--------------------------------------------------------------------------------
        3,500,000  Residential Asset Mortgage
                   Products Inc., Series 2003 RZ4,
                   Class A4 SEQ, 4.04%, 12/25/30                      3,581,990
--------------------------------------------------------------------------------
          590,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            594,473
--------------------------------------------------------------------------------
        2,480,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    2,537,117
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $24,245,748)                                                   24,773,263
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 2.0%
--------------------------------------------------------------------------------
       29,404,150  Banc of America Commercial
                   Mortgage Inc., Series 2004-1,
                   Class XP, 0.99%, 4/1/04                            1,045,226
--------------------------------------------------------------------------------
       26,157,833  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.18%, 4/1/04                        1,142,574
--------------------------------------------------------------------------------
          729,228  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       758,027
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $    85,318  FNMA REMIC, Series 1989-35,
                   Class G, 9.50%, 7/25/19                         $     94,196
--------------------------------------------------------------------------------
        2,528,385  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                       2,582,444
--------------------------------------------------------------------------------
        1,917,570  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                      1,993,581
--------------------------------------------------------------------------------
        2,647,345  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                    2,743,571
--------------------------------------------------------------------------------
        1,691,781  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                     1,780,159
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $11,911,279)                                                   12,139,778
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 1.3%
--------------------------------------------------------------------------------
        3,650,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      3,526,630
--------------------------------------------------------------------------------
        4,000,000  New Jersey Turnpike
                   Auth. Rev., Series 2003 B,
                   4.25%, 1/1/16 (AMBAC)                              3,937,680
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $7,694,602)                                                     7,464,310
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Province of Ontario,
                   3.50%, 9/17/07(3)                                  2,067,438
(Cost $1,990,475)
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 19.3%
--------------------------------------------------------------------------------
       64,967,000  FNMA Discount Notes,
                   0.98%, 4/1/04(5)(6)                               64,967,000
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.93%,
dated 3/31/04, due 4/1/04
(Delivery value $24,850,642)(5)                                      24,850,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 0.93%,
dated 3/31/04, due 4/1/04
(Delivery value $24,850,642)(5)                                      24,850,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $114,667,000)                                                 114,667,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $582,776,801)                                                $593,931,927
================================================================================

See Notes to Financial Statements.                                  (continued)

------
10

Diversified Bond - Schedule of Investments

MARCH 31, 2004

                                                                       Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(7)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%,
dated 3/31/04, due 4/1/04
(Delivery value $20,396,640)
(Cost $20,396,049)                                                  $20,396,049
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2004.

(1) Final maturity indicated, unless otherwise noted.

(2) When-issued security or forward commitment.

(3) Security, or a portion thereof, was on loan as of March 31, 2004.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at March 31, 2004, was
    $37,802,199, which represented 7.6% of net assets.

(5) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitments.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
11

High-Yield - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                                 1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   15.53%       2.48%       2.54%        9/30/97
--------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II         22.86%       6.57%       5.74%          --
--------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD
FUNDS AVERAGE RETURN             19.71%       3.47%       2.86%          --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)      361 of 413   191 of 272   111 of 178       --
--------------------------------------------------------------------------------
Advisor Class(2)                 15.35%        --        10.56%         3/8/02
--------------------------------------------------------------------------------
A Class                                                                1/31/03
   No sales charge*              15.24%        --        16.62%(2)
   With sales charge*            10.04%        --        12.12%(2)
--------------------------------------------------------------------------------
B Class                                                                1/31/03
   No sales charge*              14.38%        --        15.77%(2)
   With sales charge*            10.38%        --        12.40%(2)
--------------------------------------------------------------------------------
C Class                          14.60%        --         9.05%       12/10/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(2) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the periods.

                                                                    (continued)

------
12

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------
                    1998*    1999     2000     2001     2002    2003     2004
--------------------------------------------------------------------------------
Investor Class      6.76%   -2.41%    0.90%   -8.15%   -0.33%   5.90%   15.53%
--------------------------------------------------------------------------------
CSFB High Yield
Index II            5.29%   -0.73%   -0.10%    0.75%    3.41%   7.52%   22.86%
--------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date, to 3/31/98. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
13

High-Yield - Portfolio Commentary

BY MICHAEL DIFLEY, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

High-Yield returned 15.53%* for the fiscal year ended March 31, 2004, reflecting an impressive performance by high-yield bonds. By comparison, the average return of the 413 High Current Yield funds tracked by Lipper for the 12 months was
19.71%. (Please see the previous page.)

Better credit-quality high-yield bonds have generally outperformed in 2004, but the lower credit spectrums and more aggressive industries provided the biggest returns in 2003. Given that environment, High-Yield's better-quality emphasis somewhat dampened its 12-month performance.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) appeared to finally find sustainably firm footing, surging to an annualized 8.2% during the third quarter of 2003 and marking the fastest calendar-quarter expansion since the final three months of 1983.
Economic activity moderated thereafter, but remained in the neighborhood of 4%.

In spite of that favorable backdrop, the labor market faced its share of challenges. On the one hand, weekly jobless claims fell to the lowest level in more than three years by mid-March. But on the other hand, as voiced by the
Federal Reserve (Fed) and recently underscored by the January and February employment reports, job creation lagged.

With those developments in mind, the Fed lowered its benchmark short-term interest rate to a better than four-decade low of 1.0% in June 2003 and maintained that rate through period-end.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments late in the fiscal year, while dampening interest in securities such as corporate high-yield bonds, which are deemed more risky.

MARKET BACKDROP

Corporate high-yield bonds--which tend to act like a mix of stocks and bonds--provided standout returns, benefiting strongly from 2003's renewed interest in corporate America. In fact, last year witnessed such securities capture center stage among fixed-income types, while enjoying the asset class's largest total return in more than a decade.

Within the corporate high-yield universe, bonds carrying CCC or lower ratings returned approximately 60% in 2003,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           3/31/04               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.8 years             5.7 years
--------------------------------------------------------------------------------
Average Duration
(Modified)                                4.7 years             4.0 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         6.80%
--------------------------------------------------------------------------------
Advisor Class                                          6.56%
--------------------------------------------------------------------------------
A Class                                                6.25%
--------------------------------------------------------------------------------
B Class                                                5.79%
--------------------------------------------------------------------------------
C Class                                                5.79%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                     (continued)

------
14

High-Yield - Portfolio Commentary

more than double the returns provided by corporate high-yield bonds with either
BB or B ratings. From an industry standpoint, utilities, telecommunications, and cable/satellite television topped the charts. On the opposite end of the performance spectrum, textile/apparel supplied the only negative industry return.

Those roles somewhat reversed during this year's first quarter. As a result, corporate high-yield bonds posted much more modest gains than those generated in
2003, with BB bonds returning more than the combined totals of securities rated
B and CCC or lower.

Industry leadership shuffled too, with telecommunications, air transportation, and publishing/printing falling from grace, while bonds from consumer products, insurance, and textile/apparel topped the charts.

In an encouraging sign for corporate high-yield issuers in general, Moody's trailing 12-month global default rate continued to decline. Through March, the default rate was at a tame 4.10%, down noticeably from its recent-cycle peak of
10.89% in 2002.

PORTFOLIO POSITIONING & STRATEGIES

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt instruments with an emphasis on securities that are rated below investment grade. As a result, High-Yield's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.

Within the high-yield spectrum, we generally try to emphasize what we believe are better quality names by utilizing a bottom-up approach to security selection. For the fiscal year, we generally maintained High-Yield's emphasis on bonds rated either BB or B.

The results of those strategies show up in the accompanying table at bottom left, and reveal that corporate high-yield bonds rated BB and B represented approximately 81% of the portfolio at the end of March, up slightly from 79% six months ago. Lastly, our top-five industry emphasis remained largely in place
(please see the chart at top right).

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
AAA                                           8%                    6%
--------------------------------------------------------------------------------
BB                                           22%                   18%
--------------------------------------------------------------------------------
B                                            59%                   61%
--------------------------------------------------------------------------------
CCC or lower                                 11%                   15%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2004

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   11.9%                 13.4%
--------------------------------------------------------------------------------
Media                                       11.8%                 12.7%
--------------------------------------------------------------------------------
Household Durables                           9.5%                 11.2%
--------------------------------------------------------------------------------
Specialty Retail                             5.6%                  2.7%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                   4.6%                  4.1%
--------------------------------------------------------------------------------

------
15

High-Yield - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 91.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
       $  500,000  K&F Industries, Series B,
                   9.625%, 12/15/10                                 $   562,500
--------------------------------------------------------------------------------

CHEMICALS -- 4.4%
--------------------------------------------------------------------------------
          850,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09(1)                                   869,125
--------------------------------------------------------------------------------
        1,000,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(2)                                          465,000
--------------------------------------------------------------------------------
          750,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      770,625
--------------------------------------------------------------------------------
          900,000  United Industries Corp.,
                   9.875%, 4/1/09                                       948,942
--------------------------------------------------------------------------------
                                                                      3,053,692
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
          895,000  Allied Waste North America, Inc.,
                   Series B, 10.00%, 8/1/09(1)                          964,363
--------------------------------------------------------------------------------
          650,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13(1)                                     731,250
--------------------------------------------------------------------------------
          600,000  Mail-Well I Corp.,
                   7.875%, 12/1/13
                   (Acquired 1/21/04-1/22/04,
                   Cost $602,000)(3)                                    570,000
--------------------------------------------------------------------------------
          900,000  United Rentals North America Inc.,
                   6.50%, 2/15/12 (Acquired
                   1/23/04, Cost $900,000)(3)                           900,000
--------------------------------------------------------------------------------
                                                                      3,165,613
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 2.0%
--------------------------------------------------------------------------------
          400,000  Integrated Electrical Services Inc.,
                   9.375%, 2/1/09                                       421,000
--------------------------------------------------------------------------------
          182,000  Integrated Electrical Services Inc.,
                   9.375%, 2/1/09                                       191,555
--------------------------------------------------------------------------------
          750,000  URS Corp., 12.25%, 5/1/09(1)                         802,500
--------------------------------------------------------------------------------
                                                                      1,415,055
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 3.3%
--------------------------------------------------------------------------------
          500,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       560,000
--------------------------------------------------------------------------------

          655,000  Atrium Companies Inc., Series B,
                   10.50%, 5/1/09                                       692,663
--------------------------------------------------------------------------------

          600,000  Nortek Holdings Inc., 0.00%,
                   11/15/07 (Acquired 11/19/03,
                   Cost $407,094)(3)(4)                                 459,000
--------------------------------------------------------------------------------

          500,000  Nortek Holdings Inc.,
                   9.875%, 6/15/11                                      565,000
--------------------------------------------------------------------------------
                                                                      2,276,663
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 3.0%
--------------------------------------------------------------------------------
       $  250,000  BWAY Corp., 10.00%, 10/15/10                     $   268,750
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co. Capital,
                   8.75%, 1/15/08(1)                                    515,000
--------------------------------------------------------------------------------
        1,250,000  Graham Packaging Co., Series B,
                   10.75%, 1/15/09                                    1,296,875
--------------------------------------------------------------------------------
                                                                      2,080,625
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.5%
--------------------------------------------------------------------------------
        2,831,475  Lehman Brothers TRAINS(reg.sm),
                   Series 2003-1, 8.64%, 5/15/13
                   (Acquired 5/7/03,
                   Cost $3,028,376)(1)(3)                             3,142,827
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.6%
--------------------------------------------------------------------------------
          550,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       497,750
--------------------------------------------------------------------------------
          550,000  Qwest Services Corp.,
                   13.50%, 12/15/10
                   (Acquired 5/21/03-7/24/03,
                   Cost $618,500)(3)                                    642,125
--------------------------------------------------------------------------------
                                                                      1,139,875
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.2%
--------------------------------------------------------------------------------
          800,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        880,000
--------------------------------------------------------------------------------
          600,000  NRG Energy Inc.,
                   8.00%, 12/15/13
                   (Acquired 12/17/03-12/19/03,
                   Cost $603,500)(3)                                    622,500
--------------------------------------------------------------------------------
                                                                      1,502,500
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.0%
--------------------------------------------------------------------------------
          650,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      705,250
--------------------------------------------------------------------------------
          600,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     648,000
--------------------------------------------------------------------------------
        1,070,000  Newpark Resources,
                   8.625%, 12/15/07                                   1,096,750
--------------------------------------------------------------------------------
          349,000  Pride International Inc.,
                   9.375%, 5/1/07(1)                                    355,980
--------------------------------------------------------------------------------
                                                                      2,805,980
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.9%
--------------------------------------------------------------------------------
          600,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      633,000
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          250,000  Hines Nurseries Inc.,
                   10.25%, 10/1/11                                      278,750
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
          760,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      847,400
--------------------------------------------------------------------------------
          650,000  Universal Hospital Services Inc.,
                   10.125%, 11/1/11
                   (Acquired 10/8/03-10/9/03,
                   Cost $663,000)(3)                                    705,250
--------------------------------------------------------------------------------
                                                                      1,552,650
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

High-Yield - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 1.9%
--------------------------------------------------------------------------------
       $  750,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13
                   (Acquired 10/23/03-10/30/03,
                   Cost $760,625)(3)                                $   802,500
--------------------------------------------------------------------------------
          500,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13
                   (Acquired 2/6/04,
                   Cost $501,875)(3)                                    511,250
--------------------------------------------------------------------------------
                                                                      1,313,750
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 11.9%
--------------------------------------------------------------------------------
          500,000  Aztar Corp., 8.875%, 5/15/07                         520,000
--------------------------------------------------------------------------------
          350,000  Friendly Ice Cream Corp.,
                   8.375%, 6/15/12
                   (Acquired 3/3/04-3/8/04,
                   Cost $352,000)(3)                                    362,250
--------------------------------------------------------------------------------
          600,000  Mandalay Resort Group,
                   9.375%, 2/15/10(1)                                   717,750
--------------------------------------------------------------------------------
          650,000  Park Place Entertainment Corp.,
                   9.375%, 2/15/07                                      734,500
--------------------------------------------------------------------------------
          250,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      281,875
--------------------------------------------------------------------------------
          650,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      711,750
--------------------------------------------------------------------------------
          650,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11
                   (Acquired 11/18/03-1/23/04,
                   Cost $667,750)(3)                                    685,750
--------------------------------------------------------------------------------
          900,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         998,999
--------------------------------------------------------------------------------
          650,000  Six Flags Inc., 8.875%, 2/1/10                       674,375
--------------------------------------------------------------------------------
          500,000  Six Flags Inc., 9.75%, 4/15/13                       533,750
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%, 5/1/12                       567,500
--------------------------------------------------------------------------------
          850,000  Trump Casino Holdings LLC,
                   11.625%, 3/15/10                                     854,250
--------------------------------------------------------------------------------
          500,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10(1)                                   577,500
--------------------------------------------------------------------------------
                                                                      8,220,249
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 9.5%
--------------------------------------------------------------------------------
          250,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      280,625
--------------------------------------------------------------------------------
          600,000  KB Home, 9.50%, 2/15/11(1)                           684,000
--------------------------------------------------------------------------------
          650,000  Meritage Corporation,
                   9.75%, 6/1/11                                        741,000
--------------------------------------------------------------------------------
          550,000  Schuler Homes, Inc.,
                   10.50%, 7/15/11                                      651,750
--------------------------------------------------------------------------------
          500,000  Sealy Mattress Co.,
                   9.875%, 12/15/07                                     520,210
--------------------------------------------------------------------------------
          350,000  Sealy Mattress Co.,
                   8.25%, 6/15/14
                   (Acquired 3/30/04,
                   Cost $350,000)(3)(5)                                 351,750
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
       $  850,000  Sealy Mattress Co., Series B,
                   10.875%, 12/15/07                                $   887,187
--------------------------------------------------------------------------------
          750,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       883,125
--------------------------------------------------------------------------------
          750,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     851,250
--------------------------------------------------------------------------------
          550,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       653,125
--------------------------------------------------------------------------------
                                                                      6,504,022
--------------------------------------------------------------------------------

LEISURE FACILITIES -- 0.8%
--------------------------------------------------------------------------------
          500,000  Equinox Holdings Inc.,
                   9.00%, 12/15/09
                   (Acquired 12/9/03-12/12/03,
                   Cost $509,375)(3)                                    528,750
--------------------------------------------------------------------------------

MACHINERY -- 1.1%
--------------------------------------------------------------------------------
          750,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       772,500
--------------------------------------------------------------------------------

MEDIA -- 10.3%
--------------------------------------------------------------------------------
          200,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12  (Acquired 3/30/04,
                   Cost $200,000)(3)(5)                                 200,500
--------------------------------------------------------------------------------
          500,000  Cadmus Communications Corp.,
                   9.75%, 6/1/09                                        531,250
--------------------------------------------------------------------------------
          952,000  Charter Communications
                   Holdings LLC, 0.00%, 4/1/04(4)                       792,540
--------------------------------------------------------------------------------
          250,000  Charter Communications
                   Holdings LLC, 0.00%, 1/15/05(4)                      202,500
--------------------------------------------------------------------------------
          550,000  Charter Communications
                   Holdings LLC, 10.75%, 10/1/09                        484,000
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.875%, 12/15/07                                     540,000
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   10.50%, 5/15/16                                      580,000
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 0.00%, 11/15/08
                   (Acquired 11/3/03-11/6/03,
                   Cost $324,223)(3)(4)                                 322,500
--------------------------------------------------------------------------------
          550,000  Garden State Newspapers Inc.,
                   8.625%, 7/1/11                                       581,625
--------------------------------------------------------------------------------
          750,000  Hollinger International Publishing,
                   9.00%, 12/15/10                                      828,750
--------------------------------------------------------------------------------
          800,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03,
                   Cost $803,125)(3)                                    836,000
--------------------------------------------------------------------------------
          700,000  Mediacom LLC, 8.50%, 4/15/08(1)                      701,750
--------------------------------------------------------------------------------
          500,000  Mediacom LLC, 9.50%, 1/15/13(1)                      497,500
--------------------------------------------------------------------------------
                                                                      7,098,915
--------------------------------------------------------------------------------

METALS & MINING -- 1.9%
--------------------------------------------------------------------------------
          800,000  IPSCO Inc., 8.75%, 6/1/13                            914,000
--------------------------------------------------------------------------------
          400,000  Massey Energy Co.,
                   6.625%, 11/15/10                                     409,000
--------------------------------------------------------------------------------
                                                                      1,323,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

High-Yield - Schedule of Investments

MARCH 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

MULTI-UTILITIES &
UNREGULATED POWER -- 4.0%
--------------------------------------------------------------------------------
       $  500,000  AES Corp. (The),
                   8.75%, 5/15/13                                   $   552,500
--------------------------------------------------------------------------------
          850,000  El Paso Corp.,
                   7.875%, 6/15/12                                      765,000
--------------------------------------------------------------------------------
          800,000  El Paso Corp.,
                   7.75%, 1/15/32                                       646,000
--------------------------------------------------------------------------------
          500,000  Williams Cos Inc.,
                   8.125%, 3/15/12                                      554,375
--------------------------------------------------------------------------------
          250,000  Williams Cos Inc.,
                   7.875%, 9/1/21(1)                                    254,375
--------------------------------------------------------------------------------
                                                                      2,772,250
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
          500,000  Saks Inc., 7.375%, 2/15/19                           523,750
--------------------------------------------------------------------------------

OIL & GAS -- 2.8%
--------------------------------------------------------------------------------
          700,000  Forest Oil Corp., 7.75%, 5/1/14                      754,250
--------------------------------------------------------------------------------
          600,000  Magnum Hunter Resources Inc.,
                   9.60%, 3/15/12                                       673,500
--------------------------------------------------------------------------------
          500,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      522,500
--------------------------------------------------------------------------------
                                                                      1,950,250
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
        1,000,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15                                     1,100,000
--------------------------------------------------------------------------------
          250,000  Tembec Industries Inc.,
                   8.625%, 6/30/09                                      251,250
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12(1)                                    339,500
--------------------------------------------------------------------------------
                                                                      1,690,750
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
          600,000  WH Holdings Ltd. and
                   WH Capital Corp., 9.50%, 4/1/11
                   (Acquired 3/3/04,
                   Cost $611,813)(3)                                    630,000
--------------------------------------------------------------------------------

REAL ESTATE -- 0.4%
--------------------------------------------------------------------------------
          250,000  CB Richard Ellis Services Inc.,
                   9.75%, 5/15/10
                   (Acquired 5/8/03,
                   Cost $250,000)(3)                                    281,875
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   7.75%, 5/15/13                                       512,500
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.6%
--------------------------------------------------------------------------------
          700,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       752,500
--------------------------------------------------------------------------------
          500,000  Autonation, Inc., 9.00%, 8/1/08                      587,500
--------------------------------------------------------------------------------
          600,000  Couche-Tard Finance Corp.
                   US L.P., 7.50%, 12/15/13
                   (Acquired 12/11/03,
                   Cost $600,000)(3)                                    645,000
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
       $  500,000  General Nutrition Centers Inc.,
                   8.50%, 12/1/10
                   (Acquired 11/25/03,
                   Cost $500,000)(3)                                $   527,500
--------------------------------------------------------------------------------
          850,000  Toys "R" Us, Inc.,
                   7.375%, 10/15/18                                     837,250
--------------------------------------------------------------------------------
          500,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      560,000
--------------------------------------------------------------------------------
                                                                      3,909,750
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
          550,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      574,750
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 1.6%
--------------------------------------------------------------------------------
          750,000  Dobson Communications Corp.,
                   8.875%, 10/1/13                                      592,500
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       543,740
--------------------------------------------------------------------------------
                                                                      1,136,240
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $59,194,892)                                                   63,353,031
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 1.5%

DIVERSIFIED
TELECOMMUNICATION SERVICES(6)
--------------------------------------------------------------------------------
              875  Jazztel plc Warrants(7)                                   --
--------------------------------------------------------------------------------

MEDIA -- 1.5%
--------------------------------------------------------------------------------
           10,000  Cablevision Systems Corp.,
                   Series H, 11.75%, 10/1/07(1)                       1,049,000
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,017,500)                                                     1,049,000
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 7.2%
--------------------------------------------------------------------------------
        1,453,000  FNMA Discount Notes,
                   0.98%, 4/1/04(8)                                   1,453,000
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.93%,
dated 3/31/04, due 4/1/04
(Delivery value $3,537,091)(9)                                        3,537,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,990,000)                                                     4,990,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $65,202,392)                                                  $69,392,031
================================================================================

See Notes to Financial Statements.                                  (continued)

------
18

High-Yield - Schedule of Investments

MARCH 31, 2004

                                                                       Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(10)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%,
dated 3/31/04, due 4/1/04
(Delivery value $10,255,728)
(Cost $10,255,431)                                                  $10,255,431
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

TRAINS(reg.sm) = Target Return Index Securities(reg.sm).  Rate indicated is the weighted average coupon of the underlying securities held.

(1) Security, or a portion thereof, was on loan as of March 31, 2004.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2004, was
    $13,727,327, which represented 19.3% of net assets. None of the restricted securities were considered illiquid.

(4) Step-coupon security. These securities are issued at a substantial discount from their value at maturity and become interest bearing at a predetermined rate and future date. Rate shown is effective March 31,
    2004.

(5) When-issued security.

(6) Category is less than 0.05% of total investment securities.

(7) Non-income producing.

(8) The rate indicated is the yield to maturity at purchase.

(9) Security, or a portion thereof, has been segregated for a when-issued security.

(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
19

Statement of Assets and Liabilities

MARCH 31, 2004
--------------------------------------------------------------------------------
                                                   DIVERSIFIED
                                                       BOND        HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $582,776,801 and $65,202,392,
respectively) -- including $20,019,070
and  $9,984,654 of securities
loaned, respectively                               $593,931,927    $69,392,031
--------------------------------------------
Investments made with cash  collateral
received for securities  on loan, at
value (cost of  $20,396,049 and
$10,255,431, respectively)                           20,396,049     10,255,431
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $603,172,850 and
$75,457,823, respectively)                          614,327,976     79,647,462
--------------------------------------------
Cash                                                    725,767        184,311
--------------------------------------------
Receivable for investments sold                      17,011,292        920,813
--------------------------------------------
Receivable for capital shares sold                       29,392          8,870
--------------------------------------------
Interest and dividend receivable                      3,924,273      1,470,887
--------------------------------------------------------------------------------
                                                    636,018,700     82,232,343
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                                 20,396,049     10,255,431
--------------------------------------------
Payable for investments purchased                   114,847,618        550,000
--------------------------------------------
Accrued management fees                                 211,600         52,995
--------------------------------------------
Distribution fees payable                                 2,798          2,842
--------------------------------------------
Service fees payable                                      2,679          3,502
--------------------------------------------
Dividends payable                                       495,270        158,108
--------------------------------------------------------------------------------
                                                    135,956,014     11,022,878
--------------------------------------------------------------------------------

NET ASSETS                                         $500,062,686    $71,209,465
================================================================================

See Notes to Financial Statements.                                  (continued)

------
20

Statement of Assets and Liabilities

MARCH 31, 2004
--------------------------------------------------------------------------------
                                                   DIVERSIFIED
                                                       BOND        HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $483,501,062   $ 81,470,861
--------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions                5,406,498    (14,451,035)
--------------------------------------------
Net unrealized appreciation
on investments                                       11,155,126      4,189,639
--------------------------------------------------------------------------------
                                                   $500,062,686   $ 71,209,465
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                         $177,790,584    $54,074,453
--------------------------------------------
Shares outstanding                                   16,948,694      8,255,641
--------------------------------------------
Net asset value per share                                $10.49          $6.55
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                         $309,578,712            N/A
--------------------------------------------
Shares outstanding                                   29,512,104            N/A
--------------------------------------------
Net asset value per share                                $10.49            N/A
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                           $7,106,713       $241,608
--------------------------------------------
Shares outstanding                                      677,477         36,886
--------------------------------------------
Net asset value per share                                $10.49          $6.55
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                           $3,624,782    $12,448,537
--------------------------------------------
Shares outstanding                                      345,549      1,900,538
--------------------------------------------
Net asset value per share                                $10.49          $6.55
--------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                       $10.98          $6.86
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                             $614,660       $854,501
--------------------------------------------
Shares outstanding                                       58,595        130,458
--------------------------------------------
Net asset value per share                                $10.49          $6.55
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                           $1,347,235     $3,590,366
--------------------------------------------
Shares outstanding                                      128,429        548,151
--------------------------------------------
Net asset value per share                                $10.49          $6.55
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
21

Statement of Operations

YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
                                                   DIVERSIFIED
                                                       BOND        HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------
Interest                                            $18,959,675    $ 6,520,376
--------------------------------------------
Dividends                                               637,805        157,229
--------------------------------------------
Securities lending                                       70,156         13,958
--------------------------------------------------------------------------------
                                                     19,667,636      6,691,563
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------
Management fees                                       2,486,271        676,598
--------------------------------------------
Distribution fees:
--------------------------------------------
  Advisor Class                                          22,914            653
--------------------------------------------
  B Class                                                 3,610          4,615
--------------------------------------------
  C Class                                                 5,816         13,753
--------------------------------------------
Service fees:
--------------------------------------------
  Advisor Class                                          22,914            653
--------------------------------------------
  B Class                                                 1,203          1,538
--------------------------------------------
  C Class                                                 2,478          5,821
--------------------------------------------
Service and distribution fees -- A Class                  5,346         17,406
--------------------------------------------
Trustees' fees and expenses                              16,865          2,669
--------------------------------------------

Other expenses                                            1,599            265
--------------------------------------------------------------------------------
                                                      2,569,016        723,971
Amount waived                                                --            (46)
--------------------------------------------------------------------------------
                                                      2,569,016        723,925
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                17,098,620      5,967,638
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                              10,512,736      3,229,686
--------------------------------------------
Change in net unrealized
appreciation on investments                          (3,793,030)     1,745,408
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                      6,719,706      4,975,094
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $23,818,326    $10,942,732
================================================================================

See Notes to Financial Statements.

------
22

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                  DIVERSIFIED BOND                         HIGH-YIELD
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                    2004           2003            2004         2003(1)        2002(2)
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income        $ 17,098,620   $ 21,048,556   $  5,967,638   $ 2,049,318   $  3,540,644
-----------------------------
Net realized gain (loss)       10,512,736      4,267,278      3,229,686       170,612    (10,266,173)
-----------------------------
Change in net
unrealized appreciation        (3,793,030)    16,216,033      1,745,408     3,837,003      6,969,610
------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations      23,818,326     41,531,867     10,942,732     6,056,933        244,081
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class               (6,662,832)    (8,792,995)    (5,211,165)   (2,043,284)    (3,538,405)
-----------------------------
  Institutional Class         (10,853,638)   (11,773,083)            --            --             --
-----------------------------
  Advisor Class                  (304,268)      (480,715)       (20,150)          (32)          (215)
-----------------------------
  A Class                         (69,043)          (588)      (529,918)       (3,921)            --
-----------------------------
  B Class                         (12,067)          (226)       (42,287)         (324)            --
-----------------------------
  C Class                         (26,496)          (949)      (164,118)       (1,757)        (2,024)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class               (1,916,400)            --             --            --             --
-----------------------------
  Institutional Class          (3,041,361)            --             --            --             --
-----------------------------
  Advisor Class                   (78,187)            --             --            --             --
-----------------------------
  A Class                         (28,699)            --             --            --             --
-----------------------------
  B Class                          (6,365)            --             --            --             --
-----------------------------
  C Class                         (13,119)            --             --            --             --
------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions            (23,012,475)   (21,048,556)    (5,967,638)   (2,049,318)    (3,540,644)
------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
from capital
share transactions              6,137,397     89,162,915    (13,092,318)   24,997,106     19,468,245
------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                   6,943,248    109,646,226     (8,117,224)   29,004,721     16,171,682

NET ASSETS
------------------------------------------------------------------------------------------------------
Beginning of period           493,119,438    383,473,212     79,326,689    50,321,968     34,150,286
------------------------------------------------------------------------------------------------------
End of period                $500,062,686   $493,119,438   $ 71,209,465   $79,326,689   $ 50,321,968
======================================================================================================

Undistributed Net
Investment Income                      --       $157,208             --            --             --
======================================================================================================

(1) November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) Year ended October 31, 2002.

See Notes to Financial Statements.

------
23

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified's investment objective is to obtain a high level of income by investing primarily in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Diversified is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. High-Yield is authorized to issue the Investor Class, the Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of A Class, B Class and
Diversified Bond's C Class commenced on January 31, 2003, at which time the
Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain/loss and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. Diversified Bond had receivables on forward commitment transactions of $672,516. The funds take possession of any security they purchase in these transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such, these transactions may increase portfolio turnover.

TRACERS(reg.sm)/TRAINS(reg.sm) -- The funds may invest in these products which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be

                                                                    (continued)

------
24

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

distributed to the owner pro rata or the owner may receive cash proceeds. The risks of owning these products are the same as owning the individual securities, but enable the fund to be more diversified while owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2925% to 0.4100% for Diversified Bond and from 0.5425% to 0.6600% for
High-Yield. The rates for the Complex Fee (Investor Class and A, B and C
Classes) range from 0.2900% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended March 31, 2004, the effective annual management fees for the funds were as follows:

--------------------------------------------------------------------------------
                                     DIVERSIFIED             HIGH-YIELD
--------------------------------------------------------------------------------
Investor Class                          0.63%                   0.88%
--------------------------------------------------------------------------------
Institutional Class                     0.43%                    N/A
--------------------------------------------------------------------------------
Advisor Class                           0.38%                   0.63%
--------------------------------------------------------------------------------
A Class                                 0.63%                   0.88%
--------------------------------------------------------------------------------
B Class                                 0.63%                   0.88%
--------------------------------------------------------------------------------
C Class                                 0.63%                   0.88%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                 ADVISOR             B                C
--------------------------------------------------------------------------------
Distribution Fee                  0.25%            0.75%            0.75%
--------------------------------------------------------------------------------
Service Fee                       0.25%            0.25%            0.25%
--------------------------------------------------------------------------------

                                                                    (continued)

------
25

Notes to Financial Statements

MARCH 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Effective January 2, 2004, the distribution fee for the C Class increased from
0.50% to 0.75%. This increase was approved by shareholders on November 21, 2003 and October 17, 2003 for Diversified and High-Yield, respectively. The plans provide that the A Class will pay ACIS an annual distribution and service fee of
0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the year ended March 31, 2004. For the year ended March 31, 2004, High-Yield's Advisor Class waived $46 of distribution and service fees. Fees incurred under the plans during the year ended March 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                  DIVERSIFIED        HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations    $1,268,936,425    $   500,000
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                  $  215,123,848    $56,306,309
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations    $1,282,637,710             --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                  $  214,593,418    $66,812,355
--------------------------------------------------------------------------------

                                                                    (continued)

------
26

Notes to Financial Statements

MARCH 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
--------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                            1,852,110    $ 19,392,206       5,931,340    $ 37,797,154
-----------------------------
Issued in reinvestment
of distributions                  762,689       7,936,133         495,304       3,182,662
-----------------------------
Redeemed                       (4,654,739)    (48,567,724)    (10,937,203)    (69,665,181)
--------------------------------------------------------------------------------------------
Net decrease                   (2,039,940)   $(21,239,385)     (4,510,559)   $(28,685,365)
============================================================================================

YEAR ENDED MARCH 31, 2003(1)
-----------------------------
Sold                            6,009,549    $ 61,708,699       7,815,230    $ 46,538,835
-----------------------------
Issued in reinvestment
of distributions                  784,198       8,068,307         203,423       1,221,665
-----------------------------
Redeemed                       (4,901,709)    (50,326,575)     (3,986,344)    (23,814,437)
--------------------------------------------------------------------------------------------
Net increase                    1,892,038    $ 19,450,431       4,032,309    $ 23,946,063
============================================================================================

YEAR ENDED OCTOBER 31, 2002
-----------------------------
Sold                                  N/A             N/A      12,457,086    $ 75,389,099
-----------------------------
Issued in reinvestment
of distributions                                                  382,091       2,328,425
-----------------------------
Redeemed                                                       (9,633,980)    (58,286,748)
--------------------------------------------------------------------------------------------
Net increase                                                    3,205,197    $ 19,430,776
============================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                           10,543,306    $110,321,330             N/A             N/A
-----------------------------
Issued in reinvestment
of distributions                  767,772       7,990,686
-----------------------------
Redeemed                       (8,729,802)    (91,395,707)
--------------------------------------------------------------------------------------------
Net increase                    2,581,276    $ 26,916,309
============================================================================================

YEAR ENDED MARCH 31, 2003
-----------------------------
Sold                           16,019,070   $ 164,475,363             N/A             N/A
-----------------------------
Issued in reinvestment
of distributions                  779,023       8,017,647
-----------------------------
Redeemed                      (10,145,253)   (104,277,671)
--------------------------------------------------------------------------------------------
Net increase                    6,652,840   $  68,215,339
============================================================================================

(1) November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

                                                                    (continued)

------
27

Notes to Financial Statements

MARCH 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
--------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                              385,420      $ 4,037,688         66,830       $ 427,059
-----------------------------
Issued in reinvestment
of distributions                   33,030          343,787          2,427          15,585
-----------------------------
Redeemed                         (845,604)      (8,803,119)       (32,549)       (210,807)
--------------------------------------------------------------------------------------------
Net increase (decrease)          (427,154)     $(4,421,644)        36,708       $ 231,837
============================================================================================

YEAR ENDED MARCH 31, 2003(1)
-----------------------------
Sold                              642,225      $ 6,615,472            173         $ 1,002
-----------------------------
Issued in reinvestment
of distributions                   36,097          371,272              5              31
-----------------------------
Redeemed                         (604,306)      (6,209,207)          (733)         (4,231)
--------------------------------------------------------------------------------------------
Net increase (decrease)            74,016      $   777,537           (555)        $(3,198)
============================================================================================

PERIOD ENDED
OCTOBER 31, 2002(2)
-----------------------------
Sold                                  N/A              N/A            804          $5,000
-----------------------------
Issued in reinvestment
of distributions                                                       35             213
-----------------------------
Redeemed                                                             (106)           (664)
--------------------------------------------------------------------------------------------
Net increase                                                          733          $4,549
============================================================================================

A CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                              536,873      $ 5,655,209      2,689,799     $17,282,661
-----------------------------
Issued in reinvestment
of distributions                    8,552           88,682         71,715         464,931
-----------------------------
Redeemed                         (227,916)      (2,398,519)      (985,517)     (6,368,479)
--------------------------------------------------------------------------------------------
Net increase                      317,509      $ 3,345,372      1,775,997     $11,379,113
============================================================================================

PERIOD ENDED
MARCH 31, 2003(3)
-----------------------------
Sold                               27,984         $292,128        124,047        $748,225
-----------------------------
Issued in reinvestment
of distributions                       56              588            625           3,823
-----------------------------
Redeemed                               --               --           (131)           (803)
--------------------------------------------------------------------------------------------
Net increase                       28,040         $292,716        124,541        $751,245
============================================================================================

B CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                               66,161        $ 696,095        131,925      $  839,143
-----------------------------
Issued in reinvestment
of distributions                    1,052           10,912          4,994          32,362
-----------------------------
Redeemed                          (16,684)        (174,135)       (15,688)       (101,245)
--------------------------------------------------------------------------------------------
Net increase                       50,529        $ 532,872        121,231      $  770,260
============================================================================================

PERIOD ENDED
MARCH 31, 2003(3)
-----------------------------
Sold                                8,051          $84,388          9,184         $55,258
-----------------------------
Issued in reinvestment
of distributions                       15              160             50             304
-----------------------------
Redeemed                               --               --             (7)            (43)
--------------------------------------------------------------------------------------------
Net increase                        8,066          $84,548          9,227         $55,519
============================================================================================

(1) November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) March 8, 2002 (commencement of sale) through October 31, 2002 for
    High-Yield.

(3) January 31, 2003 (commencement of sale) through March 31, 2003.

                                                                    (continued)

------
28

Notes to Financial Statements

MARCH 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
--------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2004
-----------------------------
Sold                              119,284       $1,249,494        549,735      $3,510,217
-----------------------------
Issued in reinvestment
of distributions                    1,618           16,794          8,357          54,101
-----------------------------
Redeemed                          (25,117)        (262,415)       (56,055)       (352,481)
--------------------------------------------------------------------------------------------
Net increase                       95,785       $1,003,873        502,037      $3,211,837
============================================================================================

PERIOD ENDED
MARCH 31, 2003(1)
-----------------------------
Sold                               32,596         $341,845         40,698        $246,819
-----------------------------
Issued in reinvestment
of distributions                       48              499            109             658
--------------------------------------------------------------------------------------------
Net increase                       32,644         $342,344         40,807        $247,477
============================================================================================

PERIOD ENDED
OCTOBER 31, 2002(2)
-----------------------------
Sold                                  N/A              N/A         16,483        $101,502
-----------------------------
Issued in reinvestment
of distributions                                                       80             481
-----------------------------
Redeemed                                                          (11,256)        (69,063)
--------------------------------------------------------------------------------------------
Net increase                                                        5,307        $ 32,920
============================================================================================

(1) January 31, 2003 (commencement of sale) through March 31, 2003 for
    Diversified Bond, and November 1, 2002 through March 31, 2003 for High-Yield.
    High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 10, 2001 (commencement of sale) through October 31, 2002 for
    High-Yield.

5. SECURITIES LENDING

As of March 31, 2004, securities in Diversified and High-Yield, valued at
$20,019,070 and $9,984,654, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $20,396,049 and
$10,255,431, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2004.

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

                                                                    (continued)

------
29

Notes to Financial Statements

MARCH 31, 2004

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31 (except as noted) were as follows:

---------------------------------------------------------------------------------------------
                               DIVERSIFIED BOND                    HIGH-YIELD
---------------------------------------------------------------------------------------------
                             2004           2003          2004       2003(1)   OCTOBER 2002
---------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
---------------------------------------------------------------------------------------------
Ordinary Income           $18,529,441   $21,048,556   $5,967,638   $2,049,318   $3,540,644
---------------------------------------------------------------------------------------------
Long-Term Capital Gains   $ 4,483,034   $        --   $       --   $       --   $       --
---------------------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, High-Yield's fiscal year end was
    October 31.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. For Diversified, reclassification of $672,516 between income and realized gain relates primarily to the character of paydown gains and losses.

As of March 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                 DIVERSIFIED
                                                    BOND            HIGH-YIELD
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                  $603,305,301      $75,457,877
================================================================================
Gross tax appreciation of investments             $11,687,472       $4,527,847
--------------------------------------------
Gross tax depreciation of investments                (664,797)        (338,262)
--------------------------------------------------------------------------------
Net tax appreciation of investments               $11,022,675       $4,189,585
================================================================================
Undistributed ordinary income                      $3,580,296              $--
--------------------------------------------
Accumulated long-term gains                        $1,958,653              $--
--------------------------------------------
Accumulated capital losses                                $--     $(14,450,981)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital loss listed above represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended March 31, 2004, Diversified distributed $4,483,034 which was designated as capital gains dividends.

High-Yield hereby designates $127,854 of qualified dividend income for the fiscal year ended March 31, 2004.

10. REORGANIZATION PLAN

On February 10, 2001, the Board of Directors of High-Yield (Old High-Yield), one
fund in a series issued by American Century Mutual Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which new High-Yield (New
High-Yield), one fund in a series issued by American Century Investment Trust, would acquire all of the assets of the Old High-Yield in exchange for shares of equal value of the New High-Yield and the assumption by the New High-Yield of all liabilities of the acquired fund. The reorganization was approved by shareholders on November 16, 2001. The reorganization was effective at the beginning of business on July 1, 2002.

------
30

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                       INVESTOR CLASS
--------------------------------------------------------------------------------
                                               2004        2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.47       $9.98     $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                         0.36(2)     0.48       0.17
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                        0.14        0.49      (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations              0.50        0.97      (0.10)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                   (0.37)      (0.48)     (0.17)
-----------------------------------------
  From Net Realized Gains                      (0.11)        --         --
--------------------------------------------------------------------------------
  Total Distributions                          (0.48)      (0.48)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.49      $10.47      $9.98
================================================================================
  TOTAL RETURN(3)                               4.92%       9.93%     (0.99)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.64%       0.64%    0.63%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           3.38%       4.67%    5.19%(4)
-----------------------------------------
Portfolio Turnover Rate                          324%        151%     136%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)     $177,791    $198,835    $170,707
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
31

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                             2004       2003      2002        2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $10.47      $9.98     $10.12      $9.62    $10.10
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income      0.38(2)    0.50       0.56       0.62      0.61
------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.14       0.49      (0.09)      0.50     (0.48)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.52       0.99       0.47       1.12      0.13
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income         (0.39)     (0.50)     (0.56)     (0.62)    (0.61)
------------------------
  From Net
  Realized Gains            (0.11)       --       (0.05)       --       --(1)
--------------------------------------------------------------------------------
  Total Distributions       (0.50)     (0.50)     (0.61)     (0.62)    (0.61)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $10.49     $10.47      $9.98     $10.12     $9.62
================================================================================
  TOTAL RETURN(3)            5.13%     10.15%      4.76%     12.03%     1.30%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.44%      0.44%      0.44%      0.45%      0.45%
------------------------
Ratio of Net
Investment Income
to Average Net Assets        3.58%      4.87%      5.46%      6.31%      6.15%
------------------------
Portfolio Turnover Rate       324%       151%       136%       139%        64%
------------------------
Net Assets,
End of Period
(in thousands)            $309,579   $281,998   $202,476   $140,497   $103,192
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
32

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                       ADVISOR CLASS
--------------------------------------------------------------------------------
                                               2004         2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.47       $9.98      $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                         0.33(2)     0.46        0.16
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.14        0.49       (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations              0.47        0.95       (0.11)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.34)      (0.46)      (0.16)
------------------------------------------
  From Net Realized Gains                      (0.11)        --          --
--------------------------------------------------------------------------------
  Total Distributions                          (0.45)      (0.46)      (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.49      $10.47       $9.98
================================================================================
  TOTAL RETURN(3)                               4.66%       9.66%      (1.07)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.89%       0.89%     0.88%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           3.13%       4.42%     4.94%(4)
------------------------------------------
Portfolio Turnover Rate                          324%        151%      136%(5)
------------------------------------------
Net Assets, End of Period
(in thousands)                                 $7,107     $11,567      $10,291
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
33

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                           2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.47      $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                     0.33(2)     0.06
------------------------------------------------------
  Net Realized and Unrealized Gain                          0.14        0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.47        0.13
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                               (0.34)      (0.06)
------------------------------------------------------
  From Net Realized Gains                                  (0.11)        --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.45)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.49      $10.47
================================================================================
  TOTAL RETURN(3)                                           4.65%       1.27%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.89%    0.88%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        3.13%    3.69%(4)
------------------------------------------------------
Portfolio Turnover Rate                                      324%     151%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $3,625        $294
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
34

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                              B CLASS
--------------------------------------------------------------------------------
                                                         2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.47      $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                   0.26(2)     0.05
------------------------------------------------------
  Net Realized and Unrealized Gain                        0.14        0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.40        0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                             (0.27)      (0.05)
------------------------------------------------------
  From Net Realized Gains                                (0.11)        --
--------------------------------------------------------------------------------
  Total Distributions                                    (0.38)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.49      $10.47
================================================================================
  TOTAL RETURN(3)                                         3.87%       1.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.64%    1.61%(4)
------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                   1.64%    1.63%(4)(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      2.38%    2.98%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                   2.38%    2.96%(4)(5)
------------------------------------------------------
Portfolio Turnover Rate                                    324%        151%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $615            $84
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
35

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                C CLASS
--------------------------------------------------------------------------------
                                                          2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.47       $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                    0.28(2)      0.05
------------------------------------------------------
  Net Realized and Unrealized Gain                         0.14         0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.42         0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                              (0.29)       (0.05)
------------------------------------------------------
  From Net Realized Gains                                 (0.11)         --
--------------------------------------------------------------------------------
  Total Distributions                                     (0.40)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.49       $10.47
================================================================================
  TOTAL RETURN(3)                                          4.07%        1.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.47%     1.38%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       2.55%     3.23%(4)
------------------------------------------------------
Portfolio Turnover Rate                                     324%      151%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                  $1,347         $342
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
36

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                           INVESTOR CLASS
--------------------------------------------------------------------------------
                        2004     2003(1)    2002     2001      2000     1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $6.13     $5.76     $6.18    $7.20     $8.54      $8.73
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income                0.50      0.18      0.52     0.74      0.85       0.80
----------------------
  Net Realized and
  Unrealized
  Gain (Loss)           0.42      0.37     (0.42)   (0.97)    (1.39)     (0.18)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations            0.92      0.55      0.10    (0.23)    (0.54)      0.62
--------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income    (0.50)    (0.18)    (0.52)   (0.79)    (0.80)     (0.80)
----------------------
  From Net
  Realized Gains         --        --        --       --        --       (0.01)
--------------------------------------------------------------------------------
  Total Distributions  (0.50)    (0.18)    (0.52)   (0.79)    (0.80)     (0.81)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period          $6.55     $6.13     $5.76    $6.18     $7.20      $8.54
================================================================================
  TOTAL RETURN(2)      15.53%     9.61%     1.43%   (3.56)%   (7.08)%     7.03%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              0.89%   0.88%(3)    0.90%     0.90%     0.90%     0.90%
----------------------
Ratio of Net
Investment Income
to Average Net Assets   7.82%   7.22%(3)    8.37%    10.88%    10.09%     8.90%
----------------------
Portfolio
Turnover Rate             80%        9%       80%      131%       77%       95%
----------------------
Net Assets,
End of Period
(in thousands)        $54,074   $78,223   $50,287   $34,150   $25,126   $33,537
--------------------------------------------------------------------------------

(1)  November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31,  resulting in a  five-month  annual  reporting period.  For the years before 2003,  the fund's fiscal year end was October
     31.

(2)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
37

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------
                                               2004      2003(1)     2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.13       $5.76      $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                        0.49        0.18       0.30
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                       0.42        0.37      (0.46)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.91        0.55      (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.49)      (0.18)     (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.55       $6.13      $5.76
================================================================================
  TOTAL RETURN(3)                             15.35%       9.63%     (2.72)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.12%    0.84%(4)    1.15%(4)
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)(5)                     1.14%    1.13%(4)    1.15%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          7.59%    7.27%(4)    7.63%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)(5)                     7.57%    6.98%(4)    7.63%(4)
-----------------------------------------
Portfolio Turnover Rate                          80%          9%      80%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)        $242          $1          $4
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) March 8, 2002 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the periods ended September 30, 2003, March 31, 2003, and the year ended March 31, 2004 the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
38

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                 A CLASS
--------------------------------------------------------------------------------
                                                             2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $6.13       $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                      0.49        0.07
------------------------------------------------------
  Net Realized and Unrealized Gain                           0.42        0.15
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.91        0.22
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.49)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.55       $6.13
================================================================================
  TOTAL RETURN(2)                                           15.24%       3.74%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.14%    1.13%(3)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         7.57%    8.01%(3)
------------------------------------------------------
Portfolio Turnover Rate                                        80%       9%(4)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $12,449        $763
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
39

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                           2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.13        $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                    0.44         0.07
------------------------------------------------------
  Net Realized and Unrealized Gain                         0.42         0.15
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.86         0.22
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                              (0.44)       (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.55        $6.13
================================================================================
  TOTAL RETURN(2)                                         14.38%        3.64%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.89%   1.86%(3)
------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                    1.89%   1.88%(3)(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       6.82%   7.27%(3)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)
                                                           6.82%   7.25%(3)(4)
------------------------------------------------------
Portfolio Turnover Rate                                      80%         9%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $855           $57
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
40

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------
                                                2004      2003(1)    2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.13       $5.76      $6.32
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income                         0.45        0.16       0.41
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.42        0.37      (0.56)
--------------------------------------------------------------------------------
  Total From Investment Operations              0.87        0.53      (0.15)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                   (0.45)      (0.16)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.55       $6.13      $5.76
================================================================================
  TOTAL RETURN(3)                              14.60%       9.28%     (2.49)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.72%    1.63%(4)    1.65%(4)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           6.99%    6.48%(4)    7.78%(4)
--------------------------------------------
Portfolio Turnover Rate                           80%          9%      80%(5)
--------------------------------------------
Net Assets, End of Period (in thousands)       $3,590        $283         $31
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 10, 2001 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
41

Report of Independent Auditors

To the Trustees of the American Century Investment Trust and
Shareholders of the American Century Diversified Bond Fund
and the American Century High-Yield Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Diversified
Bond Fund and the American Century High-Yield Fund (two of the four funds comprising the American Century Investment Trust, hereafter referred to as the
"Funds") at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods presented, except as indicated below, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights of the Diversified Bond Fund for the two years ended March 31, 2001 were audited by other auditors, whose report dated
May 11, 2001, expressed and unqualified opinion on those statements. The financial highlights of the High-Yield Fund for the three years in the period ended October 31, 2001 were audited by other auditors, whose report dated
December 7, 2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2004

------
42

Proxy Voting Results

A special meeting of Diversified Bond's C Class shareholders was held on
November 21, 2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan.

--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND C CLASS
--------------------------------------------------------------------------------
For:                                                               39,330
--------------------------------------------------------------------------------
Against:                                                            6,033
--------------------------------------------------------------------------------
Abstain:                                                           10,138
--------------------------------------------------------------------------------

------
43

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
44

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL (46), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 32

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 19

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
45

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
46

Share Class Information

Six classes of shares are authorized for sale by Diversified Bond: Investor
Class, Institutional Class, Advisor Class, A Class, B Class, C Class. Five
classes of shares are authorized for sale by High Yield: Investor Class, Advisor
Class, A Class, B Class, and C Class. The total expense ratios of Advisor, A, B, and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

                                                                    (continued)

------
47

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
48

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

------
49

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
50

Notes

------
51

Notes

------
52

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0405                             American Century Investment Services, Inc.
SH-ANN-38160N                    (c)2004 American Century Services Corporation

[front cover]

MARCH 31, 2004

American Century Investments
Annual Report

[graphic of chart]

[graphic of starfish on beach]

[graphic of covered bridge]

Premium Money Market Fund

[american century investments logo and text logo]

Our Message to You.......................................................   1

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Premium Money
Market Fund for the year ended March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semi-annual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/ James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/ James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Premium Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------
                                                                          INCEPTION
                                    1 YEAR        5 YEARS     10 YEARS      DATE
-------------------------------------------------------------------------------------
PREMIUM MONEY MARKET                0.74%         3.27%        4.22%         4/1/93
-------------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX     0.97%         3.16%        4.12%          --
-------------------------------------------------------------------------------------
LIPPER MONEY MARKET INSTRUMENT
FUNDS AVERAGE RETURN                0.38%         2.82%        3.87%          --
-------------------------------------------------------------------------------------
Fund's Lipper Ranking(1)          43 of 398     24 of 291    20 of 168        --
-------------------------------------------------------------------------------------

(1)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSTION BY CREDIT RATING
--------------------------------------------------------------------------------
                        % OF FUND     % OF FUND
                       INVESTMENTS   INVESTMENTS
                          AS OF         AS OF
                         3/31/04       9/30/03
--------------------------------------------------------------------------------
A-1+                      72%          68%
--------------------------------------------------------------------------------
A-1                       28%          32%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                      3/31/04
--------------------------------------------------------------------------------
7-Day Current Yield                                    0.70%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  0.70%
--------------------------------------------------------------------------------
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   66 days               68 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSTION BY MATURITY
--------------------------------------------------------------------------------
                                         % OF FUND             % OF FUND
                                        INVESTMENTS           INVESTMENTS
                                           AS OF                 AS OF
                                          3/31/04               9/30/03
--------------------------------------------------------------------------------
1-30 days                                  46%                   45%
--------------------------------------------------------------------------------
30-90 days                                 31%                   35%
--------------------------------------------------------------------------------
91-180 days                                11%                    5%
--------------------------------------------------------------------------------
More than 180 days                         12%                   15%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Premium Money Market - Portfolio Commentary

BY LYNN PASCHEN, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

For the year ended March 31, 2004, Premium Money Market's total return of 0.74%
ranked in the top 15% of Lipper Inc.'s money market funds category. The fund's recent performance echoes its longer-term results--Premium Money Market's five-year return ranked in the top 10% of its Lipper category, while its 10-year return ranked in the top 15% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market yields generally declined during the past year. The U.S. economy remained sluggish early in the period, prompting the Federal Reserve to cut short-term interest rates in late June--its 13th rate cut since the beginning of
2001. The Fed lowered its federal funds rate target from 1.25% to a 45-year low of 1%, citing weak economic conditions and the threat of deflation (or falling prices).

Money market yields fell in anticipation of the Fed's rate cut, but they were fairly stable during the remainder of the period despite a rebound in economic growth. The economy expanded at a 6.1% annual rate in the second half of
2003--its best six-month growth rate in nearly 20 years. However, a persistent lack of job growth tempered confidence in the recovery's staying power, and the
Fed repeatedly indicated that low inflation and labor market weakness allowed it to be patient with its interest rate policy. These factors kept money market yields fairly steady throughout the last three quarters of the period.

PORTFOLIO STRATEGY

Premium Money Market's seven-day current yield declined from 0.86% at the beginning of the one-year period to 0.68% by the end of August, reflecting the magnitude of the Fed rate cut. During the remainder of the period, the seven-day yield was relatively stable, finishing at 0.70%.

Since we expected the Fed to be on hold for an indefinite period of time, we maintained a relatively long average maturity of 65 days or more for most of the past year. We increased the portfolio's holdings of securities maturing in six months to a year, particularly in the first half of the period.

The fund's commercial paper holdings declined from 49% to 36% of the portfolio during the past year. In place of commercial paper, we added to Premium Money
Market's holdings of taxable municipal variable-rate demand notes and government agency securities, both of which increased from 13% to 19% of the portfolio.

------
3

Premium Money Market -  Schedule of Investments

MARCH 31, 2004

Principal Amount                                                    Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 35.7%

$       8,500,000  American Family Financial
                   Services, Inc., 1.10%, 4/8/04                   $  8,498,182
--------------------------------------------------------------------------------
        3,600,000  American Family Financial
                   Services, Inc., 1.06%, 5/20/04                     3,594,806
--------------------------------------------------------------------------------
       12,700,000  Amstel Funding Corp., 1.05%,
                   5/5/04 (Acquired 2/6/04,
                   Cost $12,667,033)(2)                              12,687,405
--------------------------------------------------------------------------------
        5,000,000  Amsterdam Funding Corp., 1.04%,
                   4/12/04 (Acquired 2/18/04,
                   Cost $4,992,200)(2)                                4,998,411
--------------------------------------------------------------------------------
        8,000,000  Credit Suisse First Boston
                   U.S.A., Inc., 1.04%, 4/23/04                       7,994,916
--------------------------------------------------------------------------------
        5,000,000  Crown Point Capital Co., 1.13%,
                   8/3/04 (Acquired 2/3/04,
                   Cost $4,971,750)(2)                                4,980,539
--------------------------------------------------------------------------------
        7,700,000  Dakota Notes of the Citibank,
                   1.03%, 5/26/04  (Acquired 3/26/04,
                   Cost $7,686,561)(2)                                7,687,883
--------------------------------------------------------------------------------
        7,500,000  Emerald Notes, 1.04%, 6/3/04                       7,486,350
--------------------------------------------------------------------------------
        6,000,000  Emerald Notes, 1.04%, 6/3/04
                   (Acquired 3/23/04,
                   Cost $5,987,520)(2)                                5,989,080
--------------------------------------------------------------------------------
        8,700,000  HBOS Treasury Services plc,
                   1.03%, 5/4/04                                      8,691,786
--------------------------------------------------------------------------------
        7,000,000  ING (US) Funding LLC,
                   1.03%, 4/7/04                                      6,998,798
--------------------------------------------------------------------------------
        3,000,000  Legacy Capital Company LLC,
                   1.06%, 4/6/04 (Acquired 2/10/04,
                   Cost $2,995,142)(2)                                2,999,558
--------------------------------------------------------------------------------
       10,000,000  Lexington Parker Capital, 1.05%,
                   4/8/04 (Acquired 1/9/04,
                   Cost $9,973,750)(2)                                9,997,959
--------------------------------------------------------------------------------
        2,000,000  Lexington Parker Capital, 1.05%,
                   5/19/04 (Acquired 2/24/04,
                   Cost $1,995,042)(2)                                1,997,200
--------------------------------------------------------------------------------
       10,000,000  Morgan Stanley, 1.04%, 4/5/04                      9,998,844
--------------------------------------------------------------------------------
        8,000,000  Network Rail CP Finance plc,
                   1.15%, 5/28/04 (Acquired
                   12/9/03, Cost $7,956,300)(2)                       7,985,434
--------------------------------------------------------------------------------
        5,000,000  Network Rail CP Finance plc,
                   1.09%, 7/30/04 (Acquired
                   2/20/04, Cost $4,975,626)(2)                       4,981,833
--------------------------------------------------------------------------------
        4,000,000  Paradigm Funding LLC, 1.04%,
                   4/12/04 (Acquired 3/4/04,
                   Cost $3,995,493)(2)                                3,998,729
--------------------------------------------------------------------------------
        3,068,000  Prefco, 1.04%, 5/12/04
                   (Acquired 2/12/04,
                   Cost $3,060,023)(2)                                3,064,366
--------------------------------------------------------------------------------
        4,200,000  SBC International Inc., 1.04%,
                   4/13/04 (Acquired 3/18/04,
                   Cost $4,196,845)(2)                                4,198,544
--------------------------------------------------------------------------------
        4,200,000  Societe Generale, 1.06%, 4/5/04                    4,199,506
--------------------------------------------------------------------------------
        4,500,000  Spintab AB, 1.05%, 7/20/04                         4,485,563
--------------------------------------------------------------------------------
        5,000,000  Stadshypotek Delaware, Inc.,
                   1.04%, 5/13/04 (Acquired
                   2/24/04, Cost $4,988,589)(2)                       4,993,933
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
        1,900,000  Tannehill Capital Co. LLC,
                   1.03%, 4/16/04 (Acquired
                   3/17/04-3/18/04,
                   Cost $11,890,072)(2)                            $ 11,894,893
--------------------------------------------------------------------------------
       11,000,000  Thunder Bay Funding Inc.,
                   1.03%, 5/20/04 (Acquired
                   3/22/04, Cost $10,981,431)(2)                     10,984,579
--------------------------------------------------------------------------------
        5,000,000  Toronto Dominion Holdings,
                   1.03%, 4/1/04                                      5,000,000
--------------------------------------------------------------------------------
        1,600,000  UBS Finance LLC, 1.06%, 4/1/04                     1,600,000
--------------------------------------------------------------------------------
        3,500,000  Westdeutsche Landesbank
                   AG, 1.05%, 4/30/04
                   (Acquired 2/5/04,
                   Cost $3,491,323)(2)                                3,497,039
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER                                              175,486,136
--------------------------------------------------------------------------------

CORPORATE BONDS -- 22.1%

        3,250,000  2880 Stevens Creek LLC, VRN,
                   1.17%, 4/7/04                                     3,250,000
--------------------------------------------------------------------------------
        5,000,000  AIG Sunamerica Global Finance,
                   5.20%, 5/10/04 (Acquired
                   3/10/04, Cost $5,031,300)(2)                      5,021,798
--------------------------------------------------------------------------------
        4,433,000  Bank of America N.A.,
                   9.50%, 6/1/04                                     4,493,661
--------------------------------------------------------------------------------
        9,000,000  Blue Heron Funding Limited,
                   VRN, 1.12%, 4/21/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.03% with no caps
                   (Aquired 5/20/03,
                   Cost $9,000,000)(2)                               9,000,000
--------------------------------------------------------------------------------
       10,000,000  Ford Motor Credit Co., VRN,
                   1.32%, 5/21/04, resets quarterly
                   off the 3-month LIBOR plus
                   0.20% with no caps                               10,003,059
--------------------------------------------------------------------------------
        2,490,000  General Electric Capital Corp.,
                   7.25%, 5/3/04                                     2,503,120
--------------------------------------------------------------------------------
        5,200,000  Green Island Country Club Inc.,
                   VRN, 1.14%, 4/1/04                                5,200,000
--------------------------------------------------------------------------------
        5,000,000  HBOS Treasury Services plc,
                   VRN, 1.16%, 6/15/04, resets
                   quarterly off the 3-month LIBOR
                   plus 0.05% with no caps
                   (Acquired 3/11/04,
                   Cost $5,005,530)(2)                               5,005,272
--------------------------------------------------------------------------------
        7,000,000  Lee Group Inc./County
                   Materials Inc./Lees Aggregate &
                   Trucking Inc., VRN, 1.20%, 4/1/04                 7,000,000
--------------------------------------------------------------------------------
       10,000,000  Paradigm Funding LLC, VRN,
                   1.05%, 4/15/04, resets monthly
                   off the 1-month LIBOR minus
                   0.04% with no caps (Acquired
                   7/15/03, Cost $10,000,000)(2)                    10,000,000
--------------------------------------------------------------------------------
        1,420,000  PCP Investors LLC, VRN,
                   1.15%, 4/1/04                                     1,420,000
--------------------------------------------------------------------------------
       10,000,000  Rabobank Nederland N.V., VRN,
                   1.04%, 5/10/04, resets quarterly
                   off the 3-month LIBOR minus
                   0.10% with no caps                                9,997,285
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Premium Money Market -  Schedule of Investments

MARCH 31, 2004

Principal Amount                                                    Value
--------------------------------------------------------------------------------
$       2,000,000  Salvation Army,
                   VRN, 1.09%, 4/1/04                             $   2,000,000
--------------------------------------------------------------------------------
       10,000,000  Toyota Motor Credit Corp., VRN,
                   1.03%, 6/30/04, resets quarterly
                   off the 3-month LIBOR minus
                   0.08% with no caps                                10,000,000
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 1.24%,  5/3/04,
                   resets quarterly off  the
                   3-month LIBOR plus 0.11%
                   with no caps (Acquired 11/9/99,
                   Cost $5,000,000)(2)                                5,000,000
--------------------------------------------------------------------------------
        9,000,000  Travelers Insurance Co. Group,
                   VRN, 1.21%, 5/7/04, resets
                   quarterly off the 3-month  LIBOR
                   plus 0.08% with no caps
                   (Acquired 8/7/03,
                   Cost $9,000,000)(2)                                9,000,000
--------------------------------------------------------------------------------
        5,000,000  U.S. Bank National Association,
                   VRN, 1.03%, 4/26/04, resets
                   monthly off the 1-month LIBOR
                   minus 0.06% with no caps                           5,000,000
--------------------------------------------------------------------------------
        4,500,000  Wal-Mart Stores Inc.,
                   7.50%, 5/15/04                                     4,534,778
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               108,428,973
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 19.2%

        2,500,000  American National Fish & Wildlife
                   Museum District Rev., Series 2004
                   B, VRDN, 1.19%, 4/1/04
                   (LOC: Commerce Bank N.A.)                          2,500,000
--------------------------------------------------------------------------------
        2,490,000  Arizona Health Facilities Auth.
                   Rev., Series 2003 C, (Terraces),
                   VRDN, 1.19%, 4/1/04 (LOC:
                   Lloyds TSB Bank plc &
                   Sovereign Bank FSB)                                2,490,000
--------------------------------------------------------------------------------
          905,000  Board Trustees Morgan County
                   Memorial Hospital Rev.,
                   (Johnson County), VRDN, 1.26%,
                   4/1/04 (LOC: Fifth Third Bank)                       905,000
--------------------------------------------------------------------------------
        2,000,000  Calexico Unified School District
                   COP, (Refinancing Project), VRDN,
                   1.12%, 4/1/04 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                                2,000,000
--------------------------------------------------------------------------------
        6,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A, 2.00%,
                   6/16/04                                            6,011,112
--------------------------------------------------------------------------------
          350,000  Chesterfield County Industrial
                   Development Auth. Rev., Series
                   2002 B, (Virginia State
                   University),  VRDN, 1.25%, 4/1/04
                   (LOC: Bank of America N.A.)                          350,000
--------------------------------------------------------------------------------
        4,500,000  Cobb County Development Auth.
                   Rev., (Leeman Construction Company),
                   VRDN, 1.12%,
                   4/7/04 (LOC: SunTrust Bank)                        4,500,000
--------------------------------------------------------------------------------
          970,000  Colorado Housing & Finance Auth.
                   Rev., Series 2004 B, (Corey Building),
                   VRDN, 1.24%, 4/1/04
                   (LOC: Guaranty Bank & Trust &
                   Wells Fargo Bank N.A.)                               970,000
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
    $   5,105,000  Cook County Industrial
                   Development Rev., Series 1999 B,
                   (Devorahco LLC), VRDN,
                   1.19%, 4/1/04 (LOC:
                   LaSalle Bank N.A.)
                   (Acquired 3/23/01,
                   Cost $5,105,000)(2)                           $   5,105,000
--------------------------------------------------------------------------------
        1,600,000  County of Cuyahoga Rev.,
                   Series 2004 B, (Gateway),
                   VRDN, 1.10%, 4/7/04 (SBBPA:
                   Wachovia Bank N.A.)                               1,600,000
--------------------------------------------------------------------------------
        1,100,000  Greenville South Carolina
                   Memorial Auditorium District  COP,
                   Series 1996 C, (BI-LO
                   Center),  VRDN, 1.17%, 4/7/04
                   (LOC: Bank of America N.A.)                       1,100,000
--------------------------------------------------------------------------------
        4,345,000  Guam International Airport
                   Auth. Rev., Series 2003 D,
                   1.45%, 10/1/04 (MBIA)                             4,346,486
--------------------------------------------------------------------------------
        6,500,000  Gwinnett County Development
                   Auth. Rev., (Hopewell Christian
                   Academy), VRDN, 1.12%, 4/1/04
                   (LOC: Bank of America N.A.)                       6,500,000
--------------------------------------------------------------------------------
        3,000,000  Hale County Industrial
                   Development Corp. Rev.,
                   (Struikmans), VRDN, 1.25%,
                   4/1/04 (LOC: Bank of the West)                    3,000,000
--------------------------------------------------------------------------------
        3,075,000  Homestead Special Obligation
                   Rev., (Speedway), VRDN, 1.12%,
                   4/7/04 (LOC: SunTrust Bank)                       3,075,000
--------------------------------------------------------------------------------
          900,000  Indiana Health Facility Financing
                   Auth. Rev., Series 2002 B,
                   (Golden Years), VRDN, 1.15%,
                   4/1/04 (LOC: Wells Fargo
                   Bank N.A.)                                          900,000
--------------------------------------------------------------------------------
        2,180,000  Industry Urban Development
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Civic
                   Recreational  Industrial
                   Redevelopment Project
                   No. 1), 3.00%, 5/1/04 (MBIA)                      2,183,102
--------------------------------------------------------------------------------
        7,425,000  Kansas City Missouri Tax
                   Increment Rev., Series 2003 B,
                   (Chouteau Development
                   Company LLC), VRDN, 1.34%,
                   4/1/04 (MBIA) (SBBPA:
                   JPMorgan Chase Bank)                              7,425,000
--------------------------------------------------------------------------------
        2,500,000  Mercer County Improvement
                   Auth. Rev., 1.38%, 9/23/04                        2,500,000
--------------------------------------------------------------------------------
        8,360,000  Montebello COP, VRDN, 1.27%,
                   4/7/04 (LOC: Union Bank of
                   California N.A. & California
                   State Teachers Retirement System)                 8,359,999
--------------------------------------------------------------------------------
          400,000  Nebraska Investment Finance
                   Auth. Multifamily Rev., Series
                   2001 B, (Riverbend
                   Apartments),  VRDN, 1.24%,
                   4/1/04 (LOC:  LaSalle Bank N.A.)
                   (Acquired 9/5/01,
                   Cost $400,000)(2)                                   400,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Premium Money Market -  Schedule of Investments

MARCH 31, 2004

Principal Amount                                                    Value
--------------------------------------------------------------------------------
    $   2,000,000  Olathe Industrial Rev., Series 1997
                   B, (Diamant Boart Inc.), VRDN,
                   1.24%, 4/1/04 (LOC: Svenska
                   Handelsbanken) (Acquired
                   12/2/02, Cost $2,000,000)(2)                  $    2,000,000
--------------------------------------------------------------------------------
        2,000,000  Oregon State Facilities Auth.
                   Rev., (Hazelden Springbrook),
                   VRDN, 1.30%, 4/1/04 (LOC:
                   Allied Irish Bank plc)                             2,000,000
--------------------------------------------------------------------------------
        2,500,000  Osceola County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Regatta Bay Apartments), VRDN,
                   1.17%, 4/7/04 (LOC: JPMorgan
                   Chase Bank)                                        2,500,000
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Florida
                   Housing Finance Auth. Rev.,
                   Series 2003 B, (Renaissance),
                   VRDN, 1.17%, 4/7/04 (FNMA)                         1,000,000
--------------------------------------------------------------------------------
        2,600,000  State of New York GO, Series
                   2000 C, VRDN, 1.40%, 8/9/04
                   (LOC: Dexia Credit Local)                          2,600,000
--------------------------------------------------------------------------------
        3,000,000  Texas Public Finance Auth. Tax
                   Allocation Rev., 1.14%, 6/15/04                    3,000,000
--------------------------------------------------------------------------------
        3,625,000  Washington Higher Education
                   Facilities Auth. Rev., Series
                   2003 B, (Cornish College),
                   VRDN, 1.12%, 4/7/04
                   (LOC: Bank of America N.A.)                        3,625,000
--------------------------------------------------------------------------------
        2,965,000  Washington State Housing
                   Finance Commission Rev., Series
                   1997 B, (Glenbrooke
                   Apartments),  VRDN, 1.12%, 4/1/04
                   (LOC: Bank One Arizona, N.A.)                      2,965,000
--------------------------------------------------------------------------------
        2,690,000  West Covina Public Financing
                   Auth. Rev., Series 2002 A, VRDN,
                   1.29%, 4/7/04 (LOC:
                   California
                   State Teachers Retirement System)                  2,690,000
--------------------------------------------------------------------------------
        1,930,000  Winder-Barrow Industrial Building
                   Auth. Rev., Series 2003 B,
                   (Bankhead Highway), VRDN,  1.12%,
                   4/1/04 (LOC: Bank
                   of America N.A.)                                   1,930,000
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
   $    3,660,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2004 C, (Southwest
                   Health), VRDN, 1.11%,
                   4/7/04 (LOC: Fifth Third Bank)                 $   3,660,000
-------------------------------------------------------------------------------
TOTAL MUNICIPAL SEURITIES                                           94,190,699
-------------------------------------------------------------------------------
U.S. GOVERNMENT
AGENCY SECURITIES- 19.8%

        5,000,000  FHLB, 3.75%, 4/15/04                              5,004,619
---------------------------------------------------------------------------------
        5,000,000  FHLB, 1.125%, 7/21/04                             4,999,696
---------------------------------------------------------------------------------
        3,000,000  FHLB, 3.875%, 9/15/04                             3,033,919
---------------------------------------------------------------------------------
        4,000,000  FHLB, 2.00%, 11/15/04                             4,014,339
---------------------------------------------------------------------------------
       10,000,000  FHLB, 1.51%, 11/19/04                            10,000,000
---------------------------------------------------------------------------------
       10,000,000  FHLB, 1.42%, 11/26/04                            10,000,000
---------------------------------------------------------------------------------
        5,000,000  FHLB, 1.60%, 12/30/04                             5,000,000
---------------------------------------------------------------------------------
       10,000,000  FHLB, 1.50%, 2/4/05                              10,000,000
---------------------------------------------------------------------------------
       10,000,000  FHLB, 1.40%, 3/29/05                             10,000,000
---------------------------------------------------------------------------------
        5,000,000  FHLB, 1.40%, 4/4/05                               5,000,000
---------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 1.10%, 4/5/04,
                   resets quarterly off the 3-month
                   LIBOR minus 0.07% with no caps                    9,999,978
---------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 0.99%, 7/5/04,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                     9,992,082
---------------------------------------------------------------------------------
        5,000,000  Government Trust
                   Certificates, 1.22%, 5/15/04(3)                  4,992,638
---------------------------------------------------------------------------------
        5,000,000  SLMA, 4.75%, 4/23/04                             5,010,058
---------------------------------------------------------------------------------
          146,000  TVA STRIPS - COUPON,
                   1.55%, 4/15/04(3)                                  145,914
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                  97,193,243
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Premium Money Market -  Schedule of Investments

MARCH 31, 2004

Principal Amount                                                     Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.2%
  $   7,400,000    Toronto Dominion Bank,
                   1.00%, 5/28/04                             $     7,400,000
---------------------------------------------------------------------------------
      3,500,000    Westdeutsche Landesbank
                   AG, 1.32%, 4/15/04                               3,500,000
---------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                      10,900,000
---------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 1.0%

       5,000,000   TR, 1.22%, 8/15/04(3)                            4,977,317
---------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%                                              $491,176,368
=================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market  conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TR = Treasury Receipts
TVA = Tennessee Valley Authority
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2004.
XLCA = XL Capital Ltd.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security was  purchased  under Rule 144A or Section 4(2) of the  Securities
     Act of 1933 or is a private  placement and, unless registered under the Act or exempted from registration,  may only be sold to qualified institutional investors.  The aggregate value of restricted securities at March 31, 2004, was  $157,469,455,  which  represented  32.9%  of net  assets.  None of the restricted securities were considered illiquid.

(3)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

MARCH 31, 2004

ASSETS
Investment securities, at value (amortized cost and cost
for federal income tax purposes)                                   $491,176,368
----------------------------------------------------------------
Cash                                                                    665,840
----------------------------------------------------------------
Interest receivable                                                   1,293,683
----------------------------------------------------------------
Prepaid portfolio insurance                                              72,731
--------------------------------------------------------------------------------
                                                                    493,208,622
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    13,652,082
----------------------------------------------------------------
Accrued management fees                                                 185,427
----------------------------------------------------------------
Dividends payable                                                        30,607
--------------------------------------------------------------------------------
                                                                     13,868,116
--------------------------------------------------------------------------------
NET ASSETS                                                         $479,340,506
================================================================================
CAPITAL SHARES
Outstanding (unlimited number of shares authorized)                 479,346,690
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================
NET ASSETS CONSIST OF:
Capital paid in                                                    $479,340,506
================================================================================

See Notes to Financial Statements.

------
8

Statement of Operations

YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------
Interest                                                             $6,222,536
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                       2,348,823
--------------------------------------------------------------------
Trustees' fees and expenses                                              17,915
--------------------------------------------------------------------
Portfolio insurance and other expenses                                   65,816
--------------------------------------------------------------------------------

                                                                      2,432,554
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,789,982
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                                571
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,790,553
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                          2004                2003
OPERATIONS
Net investment income                     $    3,789,982      $    7,409,139
---------------------------------------
Net realized gain                                    571               2,400
------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                      3,790,553           7,411,539
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                    (3,789,982)         (7,409,139)
---------------------------------------
From net realized gains                             (571)             (4,705)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                            (3,790,553)         (7,413,844)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                    360,682,687         447,790,568
---------------------------------------
Proceeds from reinvestment
of distributions                               3,413,210           6,990,046
---------------------------------------
Payments for shares redeemed                (445,746,370)       (469,175,890)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                   (81,650,473)        (14,395,276)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                   (81,650,473)        (14,397,581)
NET ASSETS
Beginning of period                          560,990,979         575,388,560
--------------------------------------------------------------------------------

End of period                               $479,340,506         $560,990,979
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
Sold                                         360,682,687          447,790,568
---------------------------------------
Issued in reinvestment of distributions        3,413,210            6,990,046
---------------------------------------
Redeemed                                    (445,746,370)        (469,175,890)
--------------------------------------------------------------------------------
Net decrease in shares of the fund           (81,650,473)         (14,395,276)
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

MARCH 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------
11

Notes to Financial Statements

MARCH 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1170% to
0.2300% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the year ended March 31, 2004, the effective annual management fee was 0.45%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums equal to 0.018% to MBIA based on participating money market funds' market value at January 31, 2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
12

Premium Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------
                                         2004       2003        2002        2001        2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period                     $1.00      $1.00       $1.00        $1.00       $1.00
------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                  0.01       0.01        0.03        0.06         0.05
-----------------------------------
Distributions
-----------------------------------
  From Net Investment Income            (0.01)     (0.01)      (0.03)      (0.06)      (0.05)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00      $1.00       $1.00        $1.00       $1.00
================================================================================================
  TOTAL RETURN(1)                        0.74%      1.32%       3.03%       6.18%       5.18%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                       0.47%      0.47%       0.46%       0.45%       0.45%
-----------------------------------
Ratio of Net Investment Income to
Average Net Assets                       0.73%      1.32%       2.91%       5.99%       5.09%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $479,341   $560,991    $575,389   $526,794    $378,719
------------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

Report of Independent Auditors

------
13

To the Trustees of the American Century Investment Trust and Shareholders of the
American Century Premium Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Premium Money
Market Fund (one of the four funds comprising the American Century Investment
Trust, hereafter referred to as the "Fund") at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, except as described below, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ending March 31, 2001 were audited by other auditors, whose report dated May 11,
2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2004

------
14

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
15

Management

INDEPENDENT TRUSTEES (continued)
--------------------------------------------------------------------------------
KATHRYN A. HALL (46), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

------
16

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
17

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
18

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0405
SH-ANN-38156N

American Century Investment Services, Inc.
(c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial  expert.  He is  "independent"  as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $68,767.
          FY 2004:  $61,349.

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0.
          FY 2004:  $0.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0.
          FY 2004:  $0.

(c)       Tax Fees

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $12,900.
          FY 2004:  $14,540.

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0.
          FY 2004:  $0.

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0.
          FY 2004:  $0.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0.
          FY 2004:  $0.

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $372,617.
          FY 2004:  $60,146.

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED].

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a)  The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Investment Trust

By:   /s/ William M. Lyons
      ---------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  May 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ---------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: May 27, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  May 27, 2004